                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6061

                      (Investment Company Act File Number)

                              Federated Index Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

               Date of Reporting Period: Six months ended 4/30/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$21.29	$17.97	$21.51	$29.08	$28.09	$22.91
Income From Investment Operations:
Net investment income	0.17	0.28	0.26	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	1.14	3.31	(3.55)	(7.56)	1.23	5.38

TOTAL FROM INVESTMENT OPERATIONS	1.31	3.59	(3.29)	(7.29)	1.52	5.69

Less Distributions:
Distributions from net investment income	(0.16)	(0.27)	(0.25)	(0.28)	(0.28)	(0.29)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.16)	(0.27)	(0.25)	(0.28)	(0.53)	(0.51)

Net Asset Value, End of Period	$22.44	$21.29	$17.97	$21.51	$29.08	$28.09

Total Return[1]	6.15%	20.18%[2]	(15.41)%	(25.15)%	5.40%	25.11%

Ratios to Average Net Assets:

Expenses	0.35%[3]	0.35%	0.34%	0.34%	0.34%	0.32%

Net investment income	1.33%[3]	1.44%	1.22%	1.03%	0.98%	1.18%

Expense waiver/reimbursement[4]	0.27%[3]	0.29%	0.29%	0.26%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$743,839	$962,928	$906,710	$1,228,402	$2,021,341	$2,003,590

Portfolio turnover	9%	24%	18%	7%	11%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$21.24	$17.93	$21.46	$29.01	$28.03	$22.86
Income From Investment Operations:
Net investment income	0.11	0.21	0.19	0.18	0.19	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	1.17	3.32	(3.53)	(7.52)	1.23	5.37

TOTAL FROM INVESTMENT OPERATIONS	1.28	3.53	(3.34)	(7.34)	1.42	5.60

Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.19)	(0.21)	(0.19)	(0.21)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.12)	(0.22)	(0.19)	(0.21)	(0.44)	(0.43)

Net Asset Value, End of Period	$22.40	$21.24	$17.93	$21.46	$29.01	$28.03

Total Return[1]	6.05%	19.84%[2]	(15.67)%	(25.39)%	5.08%	24.76%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.64%	0.64%	0.64%	0.62%

Net investment income	1.03%[3]	1.14%	0.92%	0.73%	0.67%	0.88%

Expense waiver/reimbursement[4]	0.28%[3]	0.29%	0.29%	0.26%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$568,589	$605,437	$425,421	$578,776	$900,246	$726,976

Portfolio turnover	9%	24%	18%	7%	11%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

3 Computed on an annualized basis

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$21.18	$17.88	$21.40	$28.91	$27.96	$22.82
Income From Investment Operations:
Net investment income (loss)	0.03	0.08	0.04	0.01	(0.00)[1]	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	1.16	3.31	(3.52)	(7.50)	1.21	5.35

TOTAL FROM INVESTMENT OPERATIONS	1.19	3.39	(3.48)	(7.49)	1.21	5.42

Less Distributions:
Distributions from net investment income	(0.04)	(0.09)	(0.04)	(0.02)	(0.01)	(0.06)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.04)	(0.09)	(0.04)	(0.02)	(0.26)	(0.28)

Net Asset Value, End of Period	$22.33	$21.18	$17.88	$21.40	$28.91	$27.96

Total Return[2]	5.61%	19.01%[3]	(16.28)%	(25.92)%	4.35%	23.94%

Ratios to Average Net Assets:

Expenses	1.42%[4]	1.37%	1.34%	1.34%	1.34%	1.32%

Net investment income (loss)	0.26%[4]	0.42%	0.22%	0.03%	(0.03)%	0.18%

Expense waiver/reimbursement[5]	0.01%[4]	0.04%	0.04%	0.01%	0.00%[6]	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$106,166	$104,086	$88,070	$111,863	$142,999	$96,251

Portfolio turnover	9%	24%	18%	7%	11%	3%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2004	Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$21.27	$17.81
Income From Investment Operations:
Net investment income	0.07	0.10
Net realized and unrealized gain on investments and futures contracts	1.17	3.45

TOTAL FROM INVESTMENT OPERATIONS	1.24	3.55

Less Distributions:
Distributions from net investment income	(0.09)	(0.09)
Net Asset Value, End of Period	$22.42	$21.27

Total Return[2]	5.81%	19.99%[3]

Ratios to Average Net Assets:

Expenses	1.11%[4]	1.09%[4]

Net investment income	0.57%[4]	0.70%[4]

Expense waiver/reimbursement[5]	0.01%[4]	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,058	$16,228

Portfolio turnover	9%	24%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--97.5%[1]
		Consumer Discretionary--10.8%
1,100	[2]	American Greetings Corp., Class A	$22,550
44,790	[2]	AutoNation, Inc.	762,326
9,830	[2]	AutoZone, Inc.	860,813
62,714	[2]	Bed Bath & Beyond, Inc.	2,327,944
42,140		Best Buy Co., Inc.	2,286,095
17,021	[2]	Big Lots, Inc.	241,017
10,741		Black & Decker Corp.	621,367
3,306		Boise Cascade Corp.	111,511
13,599		Brunswick Corp.	559,055
88,270		Carnival Corp.	3,766,481
15,786		Centex Corp.	756,939
24,869		Circuit City Stores, Inc.	290,470
63,157		Clear Channel Communications, Inc.	2,620,384
303,619	[2]	Comcast Corp., Class A	9,138,932
7,002		Cooper Tire & Rubber Co.	149,773
21,628		Dana Corp.	436,020
21,682		Darden Restaurants, Inc.	491,314
83,152		Delphi Auto Systems Corp.	848,150
12,416		Dillards, Inc., Class A	208,961
47,528		Dollar General Corp.	891,625
9,407		Dow Jones & Co.	433,569
33,205		Eastman Kodak Co.	856,357
22,160		Family Dollar Stores, Inc.	712,222
23,641		Federated Department Stores, Inc.	1,158,409
290,509		Ford Motor Co.	4,462,218
21,649		Fortune Brands, Inc.	1,650,736
34,380		Gannett Co., Inc.	2,980,058
121,660		Gap (The), Inc.	2,677,737
79,025		General Motors Corp.	3,747,366
25,967		Genuine Parts Co.	929,619
15,408	[2]	Goodyear Tire & Rubber Co.	134,204
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
38,220		Harley Davidson, Inc.	$2,152,550
14,144		Harrah's Entertainment, Inc.	752,178
25,714		Hasbro, Inc.	485,737
50,662		Hilton Hotels Corp.	886,078
310,889		Home Depot, Inc.	10,940,184
49,536		International Game Technology	1,869,489
56,419	[2]	Interpublic Group Cos., Inc.	885,214
25,906		Johnson Controls, Inc.	1,421,203
18,735		Jones Apparel Group, Inc.	685,701
3,696		KB HOME	254,765
10,197		Knight-Ridder, Inc.	789,656
65,808	[2]	Kohl's Corp.	2,750,116
28,151		Leggett and Platt, Inc.	636,213
41,371		Limited, Inc.	853,897
15,978		Liz Claiborne, Inc.	560,828
105,507		Lowe's Cos., Inc.	5,492,694
25,223		Marriott International, Inc., Class A	1,189,517
49,161		Mattel, Inc.	833,771
42,943		May Department Stores Co.	1,322,644
10,078		Maytag Corp.	281,176
168,500		McDonald's Corp.	4,588,255
26,457		McGraw-Hill Cos., Inc.	2,086,399
15,059		Meredith Corp.	767,105
15,705		New York Times Co., Class A	719,446
36,210		Newell Rubbermaid, Inc.	856,004
32,935		Nike, Inc., Class B	2,369,673
17,680		Nordstrom, Inc.	629,938
41,953	[2]	Office Depot, Inc.	734,597
24,026		Omnicom Group, Inc.	1,910,307
33,290		Penney (J.C.) Co., Inc.	1,127,199
18,592		Pulte Corp.	914,169
24,385		Radioshack Corp.	750,083
8,598		Reebok International Ltd.	312,795
28,540		Sears, Roebuck & Co.	1,143,027
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
17,123		Sherwin-Williams Co.	$651,530
8,603		Snap-On Tools Corp.	290,609
9,613		Stanley Works	408,649
61,860		Staples, Inc.	1,593,514
48,284	[2]	Starbucks Corp.	1,876,316
27,533		Starwood Hotels & Resorts Worldwide, Inc.	1,095,538
74,542		TJX Cos., Inc.	1,831,497
119,613		Target Corp.	5,187,616
22,396		Tiffany & Co.	873,444
621,377	[2]	Time Warner, Inc.	10,451,561
38,042	[2]	Toys `R' Us, Inc.	587,749
44,047		Tribune Co.	2,108,970
47,368	[2]	Univision Communications, Inc., Class A	1,603,407
15,930		V.F. Corp.	735,329
244,142		Viacom, Inc., Class B	9,436,088
20,614		Visteon Corp.	223,868
279,817		Walt Disney Co.	6,444,186
14,219		Wendy's International, Inc.	554,541
11,142		Whirlpool Corp.	729,912
38,640	[2]	Yum! Brands, Inc.	1,498,846
88,100	[2]	eBay, Inc.	7,032,142

		TOTAL	156,302,142

		Consumer Staples--11.4%
10,216		Alberto-Culver Co., Class B	481,787
46,275		Albertsons, Inc.	1,080,984
298,562		Altria Group, Inc.	16,534,364
106,724		Anheuser-Busch Cos., Inc.	5,468,538
93,774		Archer-Daniels-Midland Co.	1,646,671
32,368		Avon Products, Inc.	2,718,912
18,160		Brown-Forman Corp., Class B	850,978
56,094		CVS Corp.	2,166,911
59,790		Campbell Soup Co.	1,651,998
28,373		Clorox Co.	1,469,154
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
331,582		Coca-Cola Co.	$16,768,102
67,137		Coca-Cola Enterprises, Inc.	1,812,699
89,840		Colgate-Palmolive Co.	5,199,939
72,104		ConAgra, Inc.	2,083,085
3,744		Coors Adolph Co., Class B	246,018
58,304		Costco Wholesale Corp.	2,183,485
46,255		General Mills, Inc.	2,254,931
131,543		Gillette Co.	5,382,740
43,002		Heinz (H.J.) Co.	1,642,246
15,161		Hershey Foods Corp.	1,347,661
50,607		Kellogg Co.	2,171,040
66,886		Kimberly-Clark Corp.	4,377,689
98,821	[2]	Kroger Co.	1,729,368
20,600		McCormick & Co., Inc.	703,696
231,345		PepsiCo, Inc.	12,605,989
175,487		Procter & Gamble Co.	18,557,750
7,200		R.J. Reynolds Tobacco Holdings, Inc.	466,344
28,390		SUPERVALU, Inc.	874,128
85,323	[2]	Safeway Inc.	1,958,163
107,287		Sara Lee Corp.	2,476,184
81,972		Sysco Corp.	3,135,429
30,824		The Pepsi Bottling Group, Inc.	902,218
24,277		UST, Inc.	903,347
590,730		Wal-Mart Stores, Inc.	33,671,610
139,696		Walgreen Co.	4,816,718
12,034		Winn-Dixie Stores, Inc.	91,699
32,446		Wrigley (Wm.), Jr. Co.	2,001,918

		TOTAL	164,434,493

		Energy--6.1%
14,987		Amerada-Hess Corp.	1,066,025
32,310		Anadarko Petroleum Corp.	1,731,170
32,272		Apache Corp.	1,351,229
32,320		Ashland, Inc.	1,548,128
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
19,400	[2]	BJ Services Co.	$863,300
39,681		Baker Hughes, Inc.	1,455,499
25,710		Burlington Resources, Inc.	1,729,512
147,487		ChevronTexaco Corp.	13,495,060
91,896		ConocoPhillips	6,552,185
31,268		Devon Energy Corp.	1,913,602
17,803		EOG Resources, Inc.	876,798
892,771		Exxon Mobil Corp.	37,987,406
52,848		Halliburton Co.	1,574,870
9,889		Kerr-McGee Corp.	483,869
72,577		Marathon Oil Corp.	2,435,684
20,890	[2]	Nabors Industries Ltd.	926,680
12,478	[2]	Noble Corp.	463,682
53,551		Occidental Petroleum Corp.	2,527,607
7,452	[2]	Rowan Companies, Inc.	166,180
79,856		Schlumberger Ltd.	4,673,972
9,560		Sunoco, Inc.	601,324
41,890	[2]	Transocean Sedco Forex, Inc.	1,163,285
35,726		Unocal Corp.	1,287,565
18,200		Valero Energy Corp.	1,160,432

		TOTAL	88,035,064

		Financials--20.2%
36,274		AON Corp.	945,300
41,400		Ace Ltd.	1,814,976
74,582		Aflac, Inc.	3,149,598
116,525		Allstate Corp.	5,348,497
16,473		AMBAC Financial Group, Inc.	1,136,637
173,695		American Express Co.	8,502,370
355,532		American International Group, Inc.	25,473,868
57,252		Amsouth Bancorporation	1,260,689
11,000		Apartment Investment & Management Co., Class A	309,870
75,185		BB&T Corp.	2,593,131
152,911		Bank One Corp.	7,549,216
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
277,818		Bank of America Corp.	$22,361,571
99,739		Bank of New York Co., Inc.	2,906,394
11,834		Bear Stearns Cos., Inc.	948,377
23,567		Capital One Financial Corp.	1,544,345
30,490		Charter One Financial, Inc.	1,017,451
23,595		Chubb Corp.	1,628,055
25,090		Cincinnati Financial Corp.	1,028,429
703,419		Citigroup, Inc.	33,827,420
20,223		Comerica, Inc.	1,044,113
42,921		Countrywide Financial Corp.	2,545,215
45,800	[2]	E*Trade Group, Inc.	520,288
66,767		Equity Office Properties Trust	1,680,525
36,400		Equity Residential Properties Trust	999,544
94,369		Federal Home Loan Mortgage Corp.	5,511,150
133,016		Federal National Mortgage Association	9,140,860
16,500	[3]	Federated Investors, Inc.	485,100
73,007		Fifth Third Bancorp	3,917,556
12,200		First Horizon National Corp.	536,312
38,780		Franklin Resources, Inc.	2,126,307
20,909		Golden West Financial Corp.	2,197,745
71,500		Goldman Sachs Group, Inc.	6,899,750
38,170		Hartford Financial Services Group, Inc.	2,331,424
33,509		Huntington Bancshares, Inc.	717,093
309,471		J.P. Morgan Chase & Co.	11,636,110
34,492		Janus Capital Group, Inc.	524,278
20,959		Jefferson-Pilot Corp.	1,039,357
62,179		KeyCorp	1,846,716
48,083		Lehman Brothers Holdings, Inc.	3,529,292
22,108		Lincoln National Corp.	992,207
27,343		Loews Corp.	1,586,167
13,800		M & T Bank Corp.	1,173,000
19,731		MBIA Insurance Corp.	1,161,959
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
167,197		MBNA Corp.	$4,076,263
13,564		MGIC Investment Corp.	998,582
91,010		Marsh & McLennan Cos., Inc.	4,104,551
33,200		Marshall & Ilsley Corp.	1,220,764
58,517		Mellon Financial Corp.	1,734,444
130,325		Merrill Lynch & Co., Inc.	7,067,525
98,541		MetLife, Inc.	3,399,664
22,117		Moody's Corp.	1,426,768
147,556		Morgan Stanley	7,582,903
82,167		National City Corp.	2,848,730
15,100		North Fork Bancorp, Inc.	560,512
24,569		Northern Trust Corp.	1,038,777
41,612		PNC Financial Services Group	2,209,597
23,100		Plum Creek Timber Co., Inc.	682,836
47,400		Principal Financial Group	1,673,220
28,979		Progressive Corp., OH	2,536,242
32,000		Prologis Trust	941,440
36,136	[2]	Providian Financial Corp.	438,330
68,600		Prudential Financial, Inc.	3,014,284
32,335		Regions Financial Corp.	1,122,348
20,122		SAFECO Corp.	881,142
61,040		SLM Corp.	2,338,442
186,986		Schwab (Charles) Corp.	1,924,086
23,200		Simon Property Group, Inc.	1,118,472
40,261		SouthTrust Corp.	1,251,312
43,962		State Street Corp.	2,145,346
35,191		SunTrust Banks, Inc.	2,394,748
40,455		Synovus Financial Corp.	965,661
14,554		T. Rowe Price Group, Inc.	746,329
83,924		The St. Paul Travelers Cos., Inc.	3,413,189
17,337		Torchmark Corp.	902,217
281,563		U.S. Bancorp	7,219,275
41,153		UNUMProvident Corp.	639,929
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
29,185		Union Planters Corp.	$811,343
176,849		Wachovia Corp.	8,090,842
141,725		Washington Mutual Bank FA	5,582,548
250,149		Wells Fargo & Co.	14,123,412
19,236		XL Capital Ltd.	1,468,669
8,267		Zions Bancorp	467,251

		TOTAL	292,650,255

		Healthcare--13.5%
211,441		Abbott Laboratories	9,307,633
22,376		Aetna, Inc.	1,851,614
18,096		Allergan, Inc.	1,593,353
25,492		AmerisourceBergen Corp.	1,475,732
175,857	[2]	Amgen, Inc.	9,895,473
16,763	[2]	Anthem, Inc.	1,484,867
30,948		Applera Corp.	574,704
7,652		Bard (C.R.), Inc.	813,178
7,832		Bausch & Lomb, Inc.	492,085
83,924		Baxter International, Inc.	2,656,195
33,028		Becton, Dickinson & Co.	1,669,565
38,734	[2]	Biogen Idec, Inc.	2,285,306
30,104		Biomet, Inc.	1,189,108
112,076	[2]	Boston Scientific Corp.	4,616,410
260,825		Bristol-Myers Squibb Co.	6,546,707
18,770		CIGNA Corp.	1,210,853
56,108		Cardinal Health, Inc.	4,109,911
81,727	[2]	Caremark Rx, Inc.	2,766,459
22,694	[2]	Chiron Corp.	1,053,002
7,100	[2]	Express Scripts, Inc., Class A	549,114
48,976	[2]	Forest Laboratories, Inc., Class A	3,157,972
27,700	[2]	Genzyme Corp.	1,206,612
52,288		Guidant Corp.	3,294,667
48,508		HCA - The Healthcare Corp.	1,970,880
26,800		Health Management Association, Class A	619,884
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
28,731	[2]	Humana, Inc.	$468,028
35,073		IMS Health, Inc.	885,593
421,262		Johnson & Johnson	22,760,786
30,861	[2]	King Pharmaceuticals, Inc.	532,352
153,466		Lilly (Eli) & Co.	11,327,325
13,943		Manor Care, Inc.	452,311
41,266		McKesson HBOC, Inc.	1,356,001
39,869	[2]	Medco Health Solutions, Inc.	1,411,363
28,537	[2]	Medimmune, Inc.	691,737
163,383		Medtronic, Inc.	8,244,306
301,420		Merck & Co., Inc.	14,166,740
7,177	[2]	Millipore Corp.	376,290
39,250		Mylan Laboratories, Inc.	899,218
1,039,220		Pfizer, Inc.	37,162,507
14,296		Quest Diagnostic, Inc.	1,205,868
189,632		Schering Plough Corp.	3,172,543
24,604	[2]	St. Jude Medical, Inc.	1,876,301
27,251		Stryker Corp.	2,695,941
87,905	[2]	Tenet Healthcare Corp.	1,033,763
83,136		UnitedHealth Group, Inc.	5,111,201
10,872	[2]	Watson Pharmaceuticals, Inc.	387,152
21,232	[2]	Wellpoint Health Networks, Inc.	2,371,402
179,654		Wyeth	6,839,428
32,594	[2]	Zimmer Holdings, Inc.	2,602,631

		TOTAL	194,422,071

		Industrials--10.6%
105,352		3M Co.	9,110,841
36,743	[2]	Allied Waste Industries, Inc.	462,594
25,859		American Power Conversion Corp.	482,529
9,700	[2]	American Standard Cos.	1,020,343
17,700	[2]	Apollo Group, Inc., Class A	1,608,576
14,242		Avery Dennison Corp.	914,764
20,843		Block (H&R), Inc.	940,228
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
133,105		Boeing Co.	$5,682,252
57,038		Burlington Northern Santa Fe	1,865,143
30,832		CSX Corp.	948,392
45,338		Caterpillar, Inc.	3,524,123
138,563		Cendant Corp.	3,281,172
19,737		Cintas Corp.	887,376
14,757		Cooper Industries, LTD., Class A	810,307
8,665		Crane Co.	266,969
4,717		Cummins, Inc.	282,124
19,220		Danaher Corp.	1,778,234
33,886		Deere & Co.	2,305,603
8,194	[2]	Delta Air Lines, Inc.	50,967
9,615		Deluxe Corp.	397,196
37,523		Donnelley (R.R.) & Sons Co.	1,103,927
32,802		Dover Corp.	1,313,064
19,354		Eaton Corp.	1,149,241
56,552		Emerson Electric Co.	3,405,561
20,316		Equifax, Inc.	497,945
40,168		FedEx Corp.	2,888,481
11,856		Fluor Corp.	452,425
25,258		General Dynamics Corp.	2,364,654
1,413,736		General Electric Co.	42,341,393
19,290		Goodrich (B.F.) Co.	555,359
13,347		Grainger (W.W.), Inc.	699,383
113,918		Honeywell International, Inc.	3,939,284
9,296		ITT Industries, Inc.	737,080
49,109		Illinois Tool Works, Inc.	4,233,687
20,942		Ingersoll-Rand Co., Class A	1,351,806
59,288		Lockheed Martin Corp.	2,828,038
74,636		Masco Corp.	2,090,554
17,768	[2]	Monster Worldwide, Inc.	455,038
8,163	[2]	Navistar International Corp.	368,559
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
56,853		Norfolk Southern Corp.	$1,354,238
23,750		Northrop Grumman Corp.	2,357,188
20,296		PACCAR, Inc.	1,145,912
18,389		Pall Corp.	437,290
15,497		Parker-Hannifin Corp.	856,829
49,703		Pitney Bowes, Inc.	2,174,506
12,460	[2]	Power-One, Inc.	107,156
56,355		Raytheon Co.	1,818,012
25,394		Robert Half International, Inc.	692,494
20,643		Rockwell Automation, Inc.	674,820
26,343		Rockwell Collins	849,562
9,486		Ryder Systems, Inc.	348,990
109,346		Southwest Airlines Co.	1,561,461
20,730		Textron, Inc.	1,143,881
8,501	[2]	Thomas & Betts Corp.	204,364
263,492		Tyco International Ltd.	7,232,855
35,195		Union Pacific Corp.	2,074,041
142,740		United Parcel Service, Inc.	10,013,211
67,661		United Technologies Corp.	5,836,438
81,624		Waste Management, Inc.	2,318,122

		TOTAL	152,596,582

		Information Technology--16.1%
91,222	[2]	ADC Telecommunications, Inc.	228,055
41,655		Adobe System, Inc.	1,722,018
40,234	[2]	Advanced Micro Devices, Inc.	572,127
17,900	[2]	Affiliated Computer Services, Inc., Class A	868,150
52,959	[2]	Agilent Technologies, Inc.	1,430,423
44,839	[2]	Altera Corp.	897,228
50,724		Analog Devices, Inc.	2,160,842
17,603	[2]	Andrew Corp.	298,371
75,399	[2]	Apple Computer, Inc.	1,940,016
268,110	[2]	Applied Materials, Inc.	4,887,645
45,533	[2]	Applied Micro Circuits Corp.	200,801
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
13,460		Autodesk, Inc.	$450,910
80,605		Automatic Data Processing, Inc.	3,531,305
39,539	[2]	Avaya, Inc.	540,894
37,424	[2]	BMC Software, Inc.	647,435
62,811	[2]	Broadcom Corp.	2,371,743
51,249	[2]	CIENA Corp.	212,171
936,028	[2]	Cisco Systems, Inc.	19,534,904
21,530	[2]	Citrix Systems, Inc.	410,146
81,997		Computer Associates International, Inc.	2,198,340
29,941	[2]	Computer Sciences Corp.	1,224,886
56,970	[2]	Compuware Corp.	435,820
18,025	[2]	Comverse Technology, Inc.	294,889
21,525	[2]	Convergys Corp.	312,543
185,300	[2]	Corning, Inc.	2,043,859
346,999	[2]	Dell, Inc.	12,044,335
329,228	[2]	EMC Corp. Mass	3,674,184
38,100	[2]	Electronic Arts, Inc.	1,928,622
59,180		Electronic Data Systems Corp.	1,082,402
119,748		First Data Corp., Class	5,435,362
22,067	[2]	Fiserv, Inc.	806,770
47,878	[2]	Gateway, Inc.	230,772
416,750		Hewlett-Packard Co.	8,209,975
233,343		IBM Corp.	20,573,852
885,380		Intel Corp.	22,780,827
32,365	[2]	Intuit, Inc.	1,374,542
160,842	[2]	JDS Uniphase Corp.	488,960
30,185	[2]	Jabil Circuit, Inc.	796,582
19,425	[2]	KLA-Tencor Corp.	809,440
65,614	[2]	LSI Logic Corp.	488,168
16,018	[2]	Lexmark International Group, Class A	1,448,988
38,914		Linear Technology Corp.	1,386,506
542,788	[2]	Lucent Technologies, Inc.	1,829,196
41,841		Maxim Integrated Products, Inc.	1,924,268
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
7,932	[2]	Mercury Interactive Corp.	$337,507
69,198	[2]	Micron Technology, Inc.	942,477
1,474,318		Microsoft Corp.	38,288,038
21,981		Molex, Inc.	654,594
362,421		Motorola, Inc.	6,614,183
14,037	[2]	NCR Corp.	627,314
14,400	[2]	NVIDIA Corp.	295,776
42,807	[2]	National Semiconductor Corp.	1,746,098
40,661	[2]	Network Appliance, Inc.	757,108
38,423	[2]	Novell, Inc.	370,398
14,021	[2]	Novellus Systems, Inc.	406,048
712,113	[2]	Oracle Corp.	7,989,908
14,995	[2]	PMC-Sierra, Inc.	182,189
38,683	[2]	Parametric Technology Corp.	177,168
47,957		Paychex, Inc.	1,787,837
49,478	[2]	Peoplesoft, Inc.	835,189
18,807		PerkinElmer, Inc.	362,035
7,666	[2]	Qlogic Corp.	206,905
100,289		Qualcomm, Inc.	6,264,051
21,186		Sabre Group Holdings, Inc.	499,778
141,401	[2]	Sanmina-SCI Corp.	1,416,838
22,880		Scientific-Atlanta, Inc.	741,083
61,182	[2]	Siebel Systems, Inc.	628,951
116	[2]	Silicon Graphics, Inc.	224
96,705	[2]	Solectron Corp.	473,854
431,886	[2]	Sun Microsystems, Inc.	1,684,355
39,500	[2]	Sungard Data Systems, Inc.	1,029,765
57,500	[2]	Symantec Corp.	2,590,375
34,141		Symbol Technologies, Inc.	409,692
12,456		Tektronix, Inc.	368,698
49,785	[2]	Tellabs, Inc.	434,623
24,101	[2]	Teradyne, Inc.	491,178
236,891		Texas Instruments, Inc.	5,945,964
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
24,253	[2]	Thermo Electron Corp.	$708,188
48,022	[2]	Unisys Corp.	625,727
54,465	[2]	Veritas Software Corp.	1,452,582
18,400	[2]	Waters Corp.	793,960
108,522	[2]	Xerox Corp.	1,457,450
43,312		Xilinx, Inc.	1,456,583
89,944	[2]	Yahoo, Inc.	4,538,574

		TOTAL	233,322,537

		Materials--2.7%
26,732		Air Products & Chemicals, Inc.	1,331,521
118,248		Alcoa, Inc.	3,636,126
11,845		Allegheny Technologies, Inc.	121,056
10,222		Ball Corp.	674,652
15,676		Bemis Co., Inc.	423,409
121,837		Dow Chemical Co.	4,835,711
131,406		Du Pont (E.I.) de Nemours & Co.	5,643,888
1		Eagle Materials, Inc.	66
12,396		Eastman Chemical Co.	527,698
37,706		Ecolab, Inc.	1,123,639
18,663		Engelhard Corp.	541,974
19,311		Freeport-McMoRan Copper & Gold, Inc., Class B	588,986
37,590		Georgia-Pacific Corp.	1,319,409
6,155		Great Lakes Chemical Corp.	154,614
16,558	[2]	Hercules, Inc.	183,959
10,842		International Flavors & Fragrances, Inc.	393,023
62,926		International Paper Co.	2,537,176
15,282		Louisiana-Pacific Corp.	360,502
29,728		MeadWestvaco Corp.	777,387
59,877		Monsanto Co.	2,071,145
54,713		Newmont Mining Corp.	2,046,266
7,867		Nucor Corp.	467,300
25,242		PPG Industries, Inc.	1,497,103
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
22,908	[2]	Pactiv Corp.	$525,739
8,966	[2]	Phelps Dodge Corp.	590,232
41,190		Praxair, Inc.	1,505,495
32,358		Rohm & Haas Co.	1,254,843
12,625	[2]	Sealed Air Corp.	619,635
5,980		Sigma-Aldrich Corp.	338,707
8,162		Temple-Inland, Inc.	504,167
9,910		United States Steel Corp.	283,723
14,806		Vulcan Materials Co.	684,629
28,120		Weyerhaeuser Co.	1,664,704
12,763		Worthington Industries, Inc.	230,372

		TOTAL	39,458,856

		Telecommunication Services--3.4%
100,667		AT&T Corp.	1,726,439
377,465	[2]	AT&T Wireless Services, Inc.	5,212,792
41,946		Alltel Corp.	2,111,562
255,002		BellSouth Corp.	6,581,602
27,930		CenturyTel, Inc.	806,618
32,838	[2]	Citizens Communications Co., Class B	428,208
120,409	[2]	NEXTEL Communications, Inc., Class A	2,872,959
281,272	[2]	Qwest Communications International, Inc.	1,130,713
448,447		SBC Communications, Inc.	11,166,330
167,677		Sprint Corp.	2,999,742
376,974		Verizon Communications	14,226,999

		TOTAL	49,263,964

		Utilities--2.7%
89,739	[2]	AES Corp.	778,037
7,043	[2]	Allegheny Energy, Inc.	97,053
19,857		Ameren Corp.	868,148
57,904		American Electric Power Co., Inc.	1,762,598
23,792	[2]	CMS Energy Corp.	197,712
28,446	[2]	Calpine Corp.	123,456
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
107,914		CenterPoint Energy, Inc.	$1,164,392
26,147		Cinergy Corp.	992,017
32,141		Consolidated Edison Co.	1,324,531
19,324		Constellation Energy Group	743,588
24,967		DTE Energy Co.	974,212
32,007		Dominion Resources, Inc.	2,042,367
96,732		Duke Energy Corp.	2,037,176
56,058	[2]	Dynegy, Inc.	221,990
59,558		Edison International	1,393,657
110,839		El Paso Corp.	776,981
29,082		Entergy Corp.	1,587,877
44,219		Exelon Corp.	2,960,020
25,991		FPL Group, Inc.	1,653,547
43,784		FirstEnergy Corp.	1,711,954
23,456		KeySpan Corp.	847,934
12,913		Kinder Morgan, Inc.	777,492
3,389		NICOR, Inc.	115,192
33,280		NiSource, Inc.	670,925
52,236	[2]	P G & E Corp.	1,437,535
26,287		PPL Corp.	1,126,398
5,457		Peoples Energy Corp.	228,103
11,518		Pinnacle West Capital Corp.	449,893
28,307		Progress Energy, Inc.	1,210,690
29,969		Public Service Enterprises Group, Inc.	1,285,670
66,241		Sempra Energy	2,103,152
99,686		Southern Co.	2,866,969
21,788		TECO Energy, Inc.	277,361
36,658		TXU Corp.	1,251,504
61,461		Williams Cos., Inc.	633,048
46,124		Xcel Energy, Inc.	771,655

		TOTAL	39,464,834

		TOTAL COMMON STOCKS (IDENTIFIED COST $708,048,555)	1,409,950,798

Principal Amount or Shares			Value
		CORPORATE BOND--0.0%
		Industrials--0.0%
$227,000		Tyco International Group, Company Guarantee, 3.125%, 1/15/2023 (identified cost $320,574)	321,294

		U.S. TREASURY--0.4%[4]
5,350,000		United States Treasury Bill, 7/15/2004 (identified cost $5,339,635)	5,340,851

		MUTUAL FUND--2.0%
28,553,616	[3]	Prime Value Obligations Fund, IS Shares (at net asset value)	28,553,616

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $742,262,380)[5]	1,444,166,559

		OTHER ASSETS AND LIABILITIES - NET--0.1%	1,485,384

		TOTAL NET ASSETS--100%	$1,445,651,943

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $36,501,300 at April 30, 2004, which represents 2.5% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100.1%.

2 Non-income producing security.

3 Affiliated company.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $742,263,199.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $29,038,716 of investments in affiliated issuers (Note 5) (identified cost $742,262,380)		$1,444,166,559
Cash		123,666
Income receivable		1,689,012
Receivable for investments sold		3,201,345
Receivable for shares sold		2,531,350

TOTAL ASSETS		1,451,711,932

Liabilities:
Payable for investments purchased	$1,905,503
Payable for shares redeemed	3,587,069
Payable for daily variation margin	260,120
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	22,617
Payable for Directors'/Trustees' fees	1,029
Payable for distribution services fee (Note 5)	102,388
Payable for shareholder services fee (Note 5)	145,056
Accrued expenses	36,207

TOTAL LIABILITIES		6,059,989

Net assets for 64,490,054 shares outstanding		$1,445,651,943

Net Assets Consist of:
Paid in capital		$907,360,797
Net unrealized appreciation of investments and futures contracts		700,811,269
Accumulated net realized loss on investments and futures contracts		(163,652,935)
Undistributed net investment income		1,132,812

TOTAL NET ASSETS		$1,445,651,943

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($743,838,702 ÷ 33,140,964 shares outstanding)		$22.44

Redemption proceeds per share		$22.44

Institutional Service Shares:
Net asset value and offering price per share ($568,589,153 ÷ 25,388,162 shares outstanding)		$22.40

Redemption proceeds per share		$22.40

Class C Shares:
Net asset value per share ($106,165,590 ÷ 4,753,818 shares outstanding)		$22.33

Offering price per share (100/99.00 of $22.33)[1]		$22.56

Redemption proceeds per share (99.00/100 of $22.33)[1]		$22.11

Class K Shares:
Net asset value and offering price per share ($27,058,498 ÷ 1,207,110 shares outstanding)		$22.42

Redemption proceeds per share		$22.42

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $109,065 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $146)		$14,086,298
Interest		23,513

TOTAL INCOME		14,109,811

Expenses:
Management fee (Note 5)	$2,515,371
Custodian fees	57,214
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	203,915
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	147,179
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	49,393
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	30,178
Directors'/Trustees' fees	5,092
Auditing fees	7,963
Legal fees	1,224
Portfolio accounting fees (Note 5)	103,661
Distribution services fee--Institutional Service Shares (Note 5)	929,494
Distribution services fee--Class C Shares (Note 5)	409,274
Distribution services fee--Class K Shares (Note 5)	53,655
Shareholder services fee--Institutional Shares (Note 5)	1,158,311
Shareholder services fee--Institutional Service Shares (Note 5)	774,579
Shareholder services fee--Class C Shares (Note 5)	136,425
Share registration costs	45,218
Printing and postage	52,253
Insurance premiums	1,497
Miscellaneous	9,405

TOTAL EXPENSES	6,691,301

Statement of Operations--continued

Six Months Ended April 30, 2004 (unaudited)

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(61,159)
Waiver of transfer and dividend disbursing agent fees and expenses-Institutional Shares	(72,540)
Waiver of transfer and dividend disbursing agent fees and expenses-Institutional Service Shares	(59,196)
Waiver of transfer and dividend disbursing agent fees and expenses-Class C Shares	(1,429)
Waiver of transfer and dividend disbursing agent fees and expenses-Class K Shares	(280)
Waiver of distribution services fee--Institutional Service Shares	(774,579)
Waiver of shareholder services fee--Institutional Shares	(1,158,311)

TOTAL WAIVERS AND REIMBURSEMENT		$(2,127,494)

Net expenses			$4,563,807

Net investment income			9,546,004

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			28,892,495
Net realized gain on futures contracts			2,915,662
Net change in unrealized appreciation of investments and futures contracts			(21,049,265)

Net realized and unrealized gain on investments and futures contracts			10,758,892

Change in net assets resulting from operations			$20,304,896

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,546,004	$19,305,829
Net realized gain (loss) on investments and future contracts	31,808,157	(52,316,678)
Net change in unrealized appreciation/depreciation of investments and future contracts	(21,049,265)	326,324,575
Net increase due to reimbursements from sub-manager for certain losses on investments (Note 7)	--	63,824

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,304,896	293,377,550

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,524,727)	(12,867,273)
Institutional Service Shares	(3,347,170)	(6,062,846)
Class C Shares	(187,462)	(420,340)
Class K Shares	(79,637)	(2,169)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,138,996)	(19,352,628)

Share Transactions:
Proceeds from sale of shares	307,503,924	750,819,364
Net asset value of shares issued to shareholders in payment of distributions declared	7,468,320	13,826,809
Cost of shares redeemed	(568,165,626)	(770,192,497)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(253,193,382)	(5,546,324)

Change in net assets	(243,027,482)	268,478,598

Net Assets:
Beginning of period	1,688,679,425	1,420,200,827

End of period (including undistributed net investment income of $1,132,812 and $1,725,804, respectively)	$1,445,651,943	$1,688,679,425

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares, and Class K Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2004, the Fund had realized gains on futures contracts of $2,915,662.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2004	132 S&P 500 Index Futures	Long	$(1,092,910)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,955,838	$132,914,107	14,222,261	$268,882,106
Shares issued to shareholders in payment of distributions declared	183,125	4,050,231	409,799	7,747,759
Shares redeemed	(16,235,618)	(367,517,972)	(19,858,394)	(375,392,466)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,096,655)	$(230,553,634)	(5,226,334)	$(98,762,601)

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,926,319	$144,296,793	24,647,126	$442,683,372
Shares issued to shareholders in payment of distributions declared	144,116	3,181,720	303,016	5,721,673
Shares redeemed	(8,188,808)	(184,030,330)	(20,170,944)	(371,595,388)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,118,373)	$(36,551,817)	4,779,198	$76,809,657

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	507,845	$17,537,234	1,201,789	$22,954,235
Shares issued to shareholders in payment of distributions declared	7,113	156,733	18,914	355,209
Shares redeemed	(676,225)	(15,178,948)	(1,230,819)	(22,994,810)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(161,267)	$2,515,019	(10,116)	$314,634

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	504,011	$12,755,790	772,927	$16,299,651
Shares issued to shareholders in payment of distributions declared	3,602	79,636	107	2,168
Shares redeemed	(63,551)	(1,438,376)	(9,986)	(209,833)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	444,062	$11,397,050	763,048	$16,091,986

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(14,932,233)	$(253,193,382)	305,796	$(5,546,324)

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $742,263,199. The net unrealized appreciation of investments for federal tax purposes was $701,903,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $720,381,838 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,478,478.

At October 31, 2003, the Fund had a capital loss carryforward of $133,623,295, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607

2009	$38,257,525

2010	$20,026,527

2011	$25,893,636

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA"), the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.30% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's manager was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $1,632,796 and $821,416, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Manager or an affiliate of the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $105,810 for the period.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $1,236 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What do Shares Cost? in the Prospectus.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $33,968, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$142,909,071

Sales	$388,978,172

7. OTHER

The Fund's former sub-manager, Deutsche Asset Management, Inc. made a voluntary contribution to the Fund of $63,824 for losses on investments inadvertently purchased that did not meet the investment guidelines of the Fund.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2052905 (6/04)

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$18.22	$14.11	$15.26	$20.13	$17.63	$16.53
Income From Investment Operations:
Net investment income	0.07	0.10	0.10	0.11	0.17	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	1.12	4.12	(0.90)	(2.51)	4.71	2.92

TOTAL FROM INVESTMENT OPERATIONS	1.19	4.22	(0.80)	(2.40)	4.88	3.08

Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.10)	(0.14)	(0.16)	(0.15)
Distributions from net realized gain on investments and futures contracts	(0.14)	--	(0.25)	(2.33)	(2.22)	(1.83)

TOTAL DISTRIBUTIONS	(0.19)	(0.11)	(0.35)	(2.47)	(2.38)	(1.98)

Net Asset Value, End of Period	$19.22	$18.22	$14.11	$15.26	$20.13	$17.63

Total Return[1]	6.63%	30.04%	(5.47)%	(12.97)%	30.40%	20.23%

Ratios to Average Net Assets:

Expenses	0.49%[2]	0.49%	0.50%	0.58%	0.57%	0.60%

Net investment income	0.73%[2]	0.69%	0.66%	0.72%	1.03%	0.98%

Expense waiver/reimbursement[3]	0.24%[2]	0.26%	0.23%	0.22%	0.22%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$673,709	$564,618	$364,656	$304,982	$213,466	$110,100

Portfolio turnover	6%	11%	40%	30%	38%	40%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--93.5%[1]
		Consumer Discretionary--17.7%
45,110	[2]	99 Cents Only Stores	$891,374
64,426		Abercrombie & Fitch Co., Class A	2,026,198
48,281	[2]	American Eagle Outfitters, Inc.	1,240,339
45,070		American Greetings Corp.	923,935
30,800	[2]	AnnTaylor Stores Corp.	1,248,324
38,244		Applebee's International, Inc.	1,483,102
42,413		ArvinMeritor, Inc.	877,525
10,200		Bandag, Inc.	444,210
46,450	[2]	Barnes & Noble, Inc.	1,387,461
78,432		Belo (A.H.) Corp., Series A	2,232,175
25,900		Blyth Industries, Inc.	842,009
19,700		Bob Evans Farms, Inc.	604,002
54,002		Borders Group, Inc.	1,294,428
18,744		BorgWarner, Inc.	1,535,883
39,627		Boyd Gaming Corp.	931,234
60,394	[2]	Brinker International, Inc.	2,322,753
34,344		CBRL Group, Inc.	1,289,617
201,177	[2]	Caesars Entertainment, Inc.	2,665,595
45,100		Callaway Golf Co.	765,347
65,713	[2]	CarMax, Inc.	1,703,281
38,300	[2]	Catalina Marketing Corp.	635,014
35,482	[2]	Cheesecake Factory, Inc.	1,502,663
55,338	[2]	Chicos Fas, Inc.	2,253,917
61,188		Claire's Stores, Inc.	1,247,011
119,864	[2]	Coach, Inc.	5,106,206
148,933		D. R. Horton, Inc.	4,289,270
76,932	[2]	Dollar Tree Stores, Inc.	2,073,317
34,900	[2]	Emmis Communications, Corp., Class A	816,660
35,069	[2]	Entercom Communication Corp.	1,599,146
66,750		Extended Stay America, Inc.	1,298,288
36,944		Furniture Brands International, Inc.	1,039,604
51,850		Gentex Corp.	2,039,261
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
39,713		Gtech Holdings Corp.	$2,419,316
43,600		Harman International Industries, Inc.	3,307,060
53,138		Harte-Hanks	1,273,186
41,088	[2]	Hovnanian Enterprises, Inc., Class A	1,477,935
32,831		International Speedway Corp., Class A	1,383,170
40,925	[2]	Krispy Kreme Doughnuts, Inc.	1,330,472
43,138		Lear Corp.	2,615,026
27,356		Lee Enterprises, Inc.	1,307,070
102,708		Lennar Corp., Class A	4,811,870
43,625		Mandalay Resort Group	2,506,256
13,950		Media General, Inc., Class A	1,002,726
42,619		Michaels Stores, Inc.	2,132,229
19,000		Modine Manufacturing Co.	522,500
42,288	[2]	Mohawk Industries, Inc.	3,262,096
30,406		Neiman-Marcus Group, Inc., Class A	1,478,948
33,400	[2]	O'Reilly Automotive, Inc.	1,499,326
50,500		Outback Steakhouse, Inc.	2,218,465
50,100	[2]	Pacific Sunwear of California	1,075,647
49,026	[2]	Payless ShoeSource, Inc.	693,718
95,276		PetSmart, Inc.	2,639,145
55,419		Pier 1 Imports, Inc.	1,144,957
55,100		Readers Digest Association, Inc., Class A	789,583
27,150		Regis Corp. Minnesota	1,178,853
50,657	[2]	Rent-A-Center, Inc.	1,482,730
100,625		Ross Stores, Inc.	3,069,063
40,213		Ruby Tuesday, Inc.	1,203,173
17,000		Ryland Group, Inc.	1,342,150
92,499	[2]	Saks, Inc.	1,331,986
27,981	[2]	Scholastic Corp.	793,541
49,400		Six Flags, Inc.	367,042
19,381		Superior Industries International, Inc.	660,504
39,000		Thor Industries, Inc.	1,086,540
23,700	[2]	Timberland Co., Class A	1,486,464
49,450	[2]	Toll Brothers, Inc.	1,956,736
41,860		Tupperware Corp.	784,038
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
30,162	[2]	Valassis Communications, Inc.	$932,006
6,103		Washington Post Co., Class B	5,614,760
67,531		Westwood One, Inc.	1,994,866
74,451	[2]	Williams-Sonoma, Inc.	2,418,168

		TOTAL	119,202,470

		Consumer Staples--4.4%
47,563	[2]	BJ's Wholesale Club, Inc.	1,152,451
24,637		Church and Dwight, Inc.	1,107,433
71,601	[2]	Constellation Brands, Inc., Class A	2,372,141
103,956	[2]	Dean Foods Co.	3,490,842
51,270	[2]	Energizer Holdings, Inc.	2,219,991
87,314		Hormel Foods Corp.	2,662,204
33,400	[2]	Interstate Bakeries Corp.	377,420
20,149		Lancaster Colony Corp.	832,154
90,651		PepsiAmericas, Inc.	1,815,740
24,800		Ruddick Corp.	505,920
69,007	[2]	Smithfield Foods, Inc.	1,835,586
34,318		Smucker (J.M.) Co.	1,794,831
32,119		Tootsie Roll Industries, Inc.	1,119,026
233,073		Tyson Foods, Inc., Class A	4,367,788
18,037		Universal Corp.	906,179
40,719		Whole Foods Market, Inc.	3,257,113

		TOTAL	29,816,819

		Energy--6.8%
37,006	[2]	Cooper Cameron Corp.	1,789,240
101,188		ENSCO International, Inc.	2,769,516
40,041	[2]	FMC Technologies, Inc.	1,091,117
33,588		Forest Oil Corp.	881,685
73,767	[2]	Grant Prideco, Inc.	1,124,947
52,400	[2]	Hanover Compressor Co.	644,520
31,457		Helmerich & Payne, Inc.	849,024
61,075		Murphy Oil Corp.	4,183,638
51,545	[2]	National-Oilwell, Inc.	1,439,136
38,300	[2]	Newfield Exploration Co.	2,017,644
37,844		Noble Energy, Inc.	1,744,608
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
23,713		Overseas Shipholding Group, Inc.	$777,075
56,244		Patterson-UTI Energy, Inc.	2,035,470
80,251		Pioneer Natural Resources, Inc.	2,625,010
38,857		Pogo Producing Co.	1,916,427
86,838	[2]	Pride International, Inc.	1,464,957
66,701	[2]	Smith International, Inc.	3,651,880
42,425		Tidewater, Inc.	1,196,809
54,738		Valero Energy Corp.	3,490,095
66,526	[2]	Varco International, Inc.	1,376,423
83,360	[2]	Weatherford International Ltd.	3,624,493
23,944		Western Gas Resources, Inc.	1,303,751
146,812		XTO Energy, Inc.	3,919,880

		TOTAL	45,917,345

		Financials--17.6%
50,457		AMB Property Corp.	1,528,847
31,600	[2]	Allmerica Financial Corp.	1,098,416
24,100		AmerUs Group Co.	930,260
44,544		American Financial Group, Inc.	1,367,501
99,176	[2]	Americredit Corp.	1,607,643
45,615		Associated Banc Corp.	1,867,934
49,301		Astoria Financial Corp.	1,696,940
37,563		Bank of Hawaii Corp.	1,642,254
103,176		Banknorth Group, Inc.	3,160,281
56,350		Berkley, W. R. Corp.	2,282,175
42,438		Brown & Brown	1,655,506
33,294		City National Corp.	2,052,575
77,682		Colonial BancGroup, Inc.	1,338,461
50,638		Commerce Bancorp, Inc.	2,886,872
81,332		Compass Bancshares, Inc.	3,119,896
33,600		Cullen Frost Bankers, Inc.	1,454,880
3	[2]	E*Trade Group, Inc.	34
42,206		Eaton Vance Corp.	1,540,941
54,406		Edwards(AG), Inc.	1,990,716
35,057		Everest Re Group Ltd.	2,986,155
108,463		Fidelity National Financial, Inc.	3,969,746
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
53,908		First American Financial Corp.	$1,461,985
51,531		FirstMerit Corp.	1,214,070
35,025		GATX Corp.	823,088
58,607		Gallagher (Arthur J.) & Co.	1,888,904
37,038		Greater Bay Bancorp	1,050,768
86,588		Greenpoint Financial Corp.	3,376,932
44,175		HCC Insurance Holdings, Inc.	1,414,484
96,971		Hibernia Corp., Class A	2,112,998
38,400		Highwoods Properties, Inc.	865,920
24,000		Horace Mann Educators Corp.	374,640
43,662		Hospitality Properties Trust	1,706,311
55,999		Independence Community Bank	2,040,040
38,431		IndyMac Bancorp, Inc.	1,235,941
44,557		Investors Financial Services Corp.	1,731,931
37,900		Jefferies Group, Inc.	1,292,390
39,538		Labranche & Co. Inc.	386,286
42,650		Legg Mason, Inc.	3,926,359
43,719		Leucadia National Corp.	2,154,035
56,550		Liberty Property Trust	2,066,903
36,107		Mack-Cali Realty Corp.	1,348,596
49,688		Mercantile Bankshares Corp.	2,132,609
33,545		Mony Group, Inc.	1,038,218
130,058		National Commerce Financial Corp.	3,458,242
65,700		New Plan Excel Realty Trust	1,474,308
172,640		New York Community Bancorp, Inc.	4,328,085
43,200	[2]	Ohio Casualty Corp.	847,584
114,351		Old Republic International Corp.	2,655,230
62,975		PMI Group, Inc.	2,709,814
42,544		Protective Life Corp.	1,529,882
31,813		Provident Financial Group, Inc.	1,252,796
59,582		Radian Group, Inc.	2,771,159
44,100		Raymond James Financial, Inc.	1,107,792
32,175		Rayonier, Inc.	1,254,825
66,401		SEI Investments, Co.	1,960,158
24,688		Silicon Valley Bancshares	848,280
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
194,165		Sovereign Bancorp, Inc.	$3,879,417
20,344		StanCorp Financial Group, Inc.	1,258,683
47,857		TCF Financial Corp.	2,371,314
87,227		United Dominion Realty Trust, Inc.	1,565,725
42,131		Unitrin, Inc.	1,670,494
50,175		Waddell & Reed Financial, Inc., Class A	1,115,390
47,438		Washington Federal, Inc.	1,108,152
27,800		Webster Financial Corp. Waterbury	1,209,300
19,000		WestAmerica Bancorp.	923,400
40,519		Wilmington Trust Corp.	1,408,846

		TOTAL	118,530,317

		Healthcare--11.1%
59,738	[2]	Apogent Technologies, Inc.	1,936,706
32,225	[2]	Apria Healthcare Group, Inc.	929,369
66,616	[2]	Barr Laboratories, Inc.	2,759,235
38,525		Beckman Coulter, Inc.	2,151,236
36,300	[2]	Cephalon, Inc.	2,065,833
31,250	[2]	Charles River Laboratories International, Inc.	1,437,500
61,263	[2]	Community Health Systems, Inc.	1,579,973
39,019	[2]	Covance, Inc.	1,316,501
56,988	[2]	Coventry Health Care, Inc.	2,384,378
73,700	[2]	Cytyc Corp.	1,577,180
51,463		Dentsply International, Inc.	2,493,897
40,713	[2]	Edwards Lifesciences Corp.	1,402,970
64,301	[2]	First Health Group Corp.	1,073,827
137,832	[2]	Gilead Sciences, Inc.	8,384,321
76,284	[2]	Health Net, Inc.	1,940,665
29,494	[2]	Henry Schein, Inc.	2,078,442
39,125		Hillenbrand Industries, Inc.	2,640,938
125,358		Ivax Corp.	2,670,125
26,150	[2]	LifePoint Hospitals, Inc.	935,124
66,094	[2]	Lincare Holdings, Inc.	2,295,445
192,852	[2]	Millennium Pharmaceuticals, Inc.	2,890,851
64,994		Omnicare, Inc.	2,695,951
55,250		Oxford Health Plans, Inc.	3,007,810
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
55,996	[2]	PacifiCare Health Systems, Inc.	$2,002,417
45,444	[2]	Patterson Dental Co.	3,349,223
44,488		Perrigo Co.	959,606
23,262	[2]	Pharmaceutical Resources, Inc.	937,459
63,032	[2]	Protein Design Laboratories, Inc.	1,543,023
56,257	[2]	Sepracor, Inc.	2,689,647
42,600	[2]	Steris Corp.	944,016
49,343	[2]	Triad Hospitals, Inc.	1,678,155
39,069		Universal Health Services, Inc., Class B	1,715,129
28,800	[2]	VISX, Inc.	630,432
56,100		Valeant Pharmaceuticals International	1,295,910
44,963		Varian Medical Systems, Inc.	3,859,624
46,127	[2]	Vertex Pharmaceuticals, Inc.	398,537

		TOTAL	74,651,455

		Industrials--12.0%
56,357	[2]	AGCO Corp.	1,084,872
40,312		AMETEK, Inc.	1,068,268
20,000	[2]	Alaska Air Group, Inc.	442,600
29,850		Alexander and Baldwin, Inc.	942,962
59,157		Allete	2,043,874
24,100	[2]	Alliant Techsystems, Inc.	1,428,889
18,481		Banta Corp.	822,035
32,950		Brinks Co. (The)	913,704
56,944		C.H. Robinson Worldwide, Inc.	2,336,982
29,200		CNF Transportation, Inc.	1,067,552
65,994	[2]	Career Education Corp.	4,223,616
21,344		Carlisle Cos., Inc.	1,264,632
58,683	[2]	ChoicePoint, Inc.	2,577,357
55,282	[2]	Copart, Inc.	1,048,147
60,276	[2]	Corinthian Colleges, Inc.	1,845,651
187	[2]	Corrections Corp. of America	6,814
42,344	[2]	DeVRY, Inc.	1,219,507
55,776		Donaldson Co., Inc.	1,529,936
45,806	[2]	Dun & Bradstreet Corp.	2,393,364
27,306	[2]	Dycom Industries, Inc.	643,875
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
49,457	[2]	Education Management Corp.	$1,753,745
70,413		Expeditors International Washington, Inc.	2,829,898
50,656		Fastenal Co.	2,779,495
35,226		Federal Signal Corp.	641,113
30,938	[2]	Flowserve Corp.	661,145
41,462		Graco, Inc.	1,169,228
22,025		Granite Construction, Inc.	437,196
35,688		HON Industries, Inc.	1,320,813
24,744		Harsco Corp.	1,077,106
36,824		Hubbell, Inc., Class B	1,654,871
49,488		Hunt (J.B.) Transportation Services, Inc.	1,566,790
31,244		ITT Educational Services, Inc.	1,260,071
38,451		Jacobs Engineering Group, Inc.	1,603,791
62,626	[2]	Jet Blue Airways Corp.	1,733,488
19,975		Kelly Services, Inc., Class A	593,657
25,462		Kennametal, Inc.	1,098,940
27,900	[2]	Korn/Ferry International	417,942
69,788		L-3 Communications Holdings, Inc.	4,308,711
59,100		Manpower, Inc.	2,771,790
49,732		Miller Herman, Inc.	1,306,957
21,382		Nordson Corp.	738,962
33,513		Pentair, Inc.	1,997,040
40,300		Precision Castparts Corp.	1,813,903
65,132	[2]	Quanta Services, Inc.	356,272
99,914		Republic Services, Inc.	2,879,521
25,350		Rollins, Inc.	602,063
50,244		SPX Corp.	2,228,321
5,900		Sequa Corp., Class A	288,097
34,238	[2]	Sothebys Holdings, Inc., Class A	444,752
29,069	[2]	Stericycle, Inc.	1,390,080
57,382	[2]	Swift Transportation Co.	970,903
29,956	[2]	Sylvan Learning Systems, Inc.	1,055,949
11,500		Tecumseh Products Co., Class A	447,005
22,962		Teleflex, Inc.	1,048,215
28,450		Trinity Industries, Inc.	861,751
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
44,769	[2]	United Rentals, Inc.	$770,027
53,938		Viad Corp.	1,346,292
56,131		Werner Enterprises, Inc.	1,122,059
24,600		York International Corp.	964,320

		TOTAL	81,216,916

		Information Technology--13.4%
256,141	[2]	3Com Corp.	1,577,829
90,950	[2]	Activision, Inc.	1,369,707
58,157		Acxiom Corp.	1,345,753
53,350		Adtran, Inc.	1,307,609
58,963	[2]	Advanced Fibre Communications	984,682
21,000	[2]	Advent Software, Inc.	392,280
51	[2]	Affiliated Computer Services, Inc., Class A	2,474
69,419		Arrow Electronics, Inc.	1,754,912
40,938	[2]	Ascential Software Corp.	695,946
299,204	[2]	Atmel Corp.	1,747,351
75,845	[2]	Avnet, Inc.	1,641,286
28,875	[2]	Avocent Corp.	926,599
71,400	[2]	Bisys Group, Inc.	1,035,300
55,057		CDW Corp.	3,440,512
37,400	[2]	CSG Systems International, Inc.	627,946
17,379	[2]	Cabot Microelectronics Corp.	513,202
167,277	[2]	Cadence Design Systems, Inc.	2,144,491
93,770	[2]	Ceridian Corp.	2,004,803
39,475		Certegy, Inc.	1,412,415
51,438	[2]	Checkfree Corp.	1,545,198
42,650	[2]	Cognizant Technology Solutions Corp.	1,845,039
41,644	[2]	CommScope, Inc.	729,186
45,488	[2]	Credence Systems Corp.	506,736
44,800	[2]	Cree Research, Inc.	831,040
73,758	[2]	Cypress Semiconductor Corp.	1,030,399
55,738	[2]	DST Systems, Inc.	2,460,833
49,044		Diebold, Inc.	2,260,438
44,832		Fair Isaac & Co., Inc.	1,511,735
74,532	[2]	Fairchild Semiconductor International, Inc., Class A	1,451,138
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
13,851	[2]	Gartner Group, Inc., Class A	$165,381
65,400	[2]	Gartner Group, Inc., Class B	772,374
41,413		Harris Corp.	1,865,656
53,808		Henry Jack & Associates, Inc.	978,768
25,169		Imation Corp.	980,836
49,038	[2]	Integrated Circuit System, Inc.	1,161,710
68,358	[2]	Integrated Device Technology, Inc.	919,415
41,631	[2]	International Rectifier Corp.	1,650,253
27,900	[2]	Internet Security Systems, Inc.	370,791
87,813		Intersil Holding Corp.	1,734,307
41,138		Keane, Inc.	584,160
49,394	[2]	Kemet Corp.	611,498
32,300	[2]	LTX Corp.	353,039
88,638	[2]	Lam Research Corp.	1,962,445
78,613	[2]	Lattice Semiconductor Corp.	559,725
62,995	[2]	MPS Group, Inc.	689,165
41,126	[2]	Macromedia, Inc.	847,196
34,606	[2]	Macrovision Corp.	582,765
63,400	[2]	McData Corp., Class A	337,922
42,919	[2]	Mentor Graphics Corp.	712,026
52,813	[2]	Micrel, Inc.	645,375
137,520		Microchip Technology, Inc.	3,853,310
49,050		National Instruments Corp.	1,498,968
102,282	[2]	Network Associates, Inc.	1,603,782
22,500	[2]	Newport Corp.	333,900
28,062	[2]	Plantronics, Inc.	1,064,953
26,400	[2]	Plexus Corp.	379,632
62,131	[2]	Polycom, Inc.	1,185,459
48,000	[2]	Powerwave Technologies, Inc.	324,960
98,659	[2]	Quantum Corp. - DLT & Storage Systems	308,803
126,851	[2]	RF Micro Devices, Inc.	933,623
42,051	[2]	RSA Security, Inc.	673,657
30,200	[2]	Retek, Inc.	210,796
41,738		Reynolds & Reynolds Co., Class A	1,192,037
101,814	[2]	Sandisk Corp.	2,352,922
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
50,350	[2]	Semtech Corp.	$1,058,357
34,325	[2]	Silicon Laboratories, Inc.	1,618,424
69,579	[2]	Storage Technology Corp.	1,827,840
59,675	[2]	Sybase, Inc.	1,020,443
100,339	[2]	Synopsys, Inc.	2,682,061
38,600	[2]	Tech Data Corp.	1,312,400
47,544	[2]	Titan Corp.	912,845
20,800	[2]	Transaction Systems Architects, Inc., Class A	441,584
76,625	[2]	Triquint Semiconductor, Inc.	420,671
22,569	[2]	Varian, Inc.	926,232
101,809	[2]	Vishay Intertechnology, Inc.	1,771,477
54,300	[2]	Wind River Systems, Inc.	508,248
31,756	[2]	Zebra Technologies Corp., Class A	2,327,397

		TOTAL	90,326,427

		Materials--4.0%
41,944		Airgas, Inc.	929,060
24,681		Albemarle Corp.	721,919
36,300		Arch Coal, Inc.	1,111,143
38,013		Bowater, Inc.	1,594,645
37,700		Cabot Corp.	1,274,260
64,199		Crompton Corp.	399,318
27,926		Cytec Industries, Inc.	1,098,050
21,381	[2]	FMC Corp.	917,031
27,319		Ferro Corp.	707,289
23,300		Glatfelter (P.H.) Co.	261,659
72,857		IMC Global, Inc.	915,812
28,700	[2]	Longview Fibre Co.	300,776
36,300		Lubrizol Corp.	1,154,340
119,077		Lyondell Chemical Co.	1,946,909
29,845		Martin Marietta Materials	1,290,796
14,800		Minerals Technologies, Inc.	868,020
49,194		Olin Corp.	849,580
64,951		Packaging Corp. of America	1,427,623
41,513		Peabody Energy Corp.	1,946,545
20,738		Potlatch Corp.	785,555
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
75,369		RPM, Inc.	$1,136,565
19,800	[2]	Scotts Co.	1,305,810
34,675		Sensient Technologies Corp.	709,450
59,923		Sonoco Products Co.	1,489,686
31,188		Valspar Corp.	1,548,484

		TOTAL	26,690,325

		Telecommunication Services--0.5%
139,390	[2]	Cincinnati Bell, Inc.	550,590
30,600	[2]	Price Communications Corp.	484,092
36,288		Telephone and Data System, Inc.	2,393,556

		TOTAL	3,428,238

		Utilities--6.0%
44,832		AGL Resources, Inc.	1,282,195
68,613		Alliant Energy Corp.	1,705,719
55,951		Aqua America, Inc.	1,144,198
119,000	[2]	Aquila, Inc.	505,750
21,669		Black Hills Corp.	662,855
87,013		DPL, Inc.	1,533,169
53,800		Duquesne Light Holdings, Inc.	1,009,826
91,400		Energy East Corp.	2,152,470
42,050		Equitable Resources, Inc.	1,975,930
43,744		Great Plains Energy, Inc.	1,365,250
27,562		Hawaiian Electric Industries, Inc.	1,371,485
27,906		Idacorp, Inc.	827,413
72,176		MDU Resources Group, Inc.	1,616,742
36,388		NSTAR	1,761,179
56,963		National Fuel Gas Co.	1,395,024
79,945		Northeast Utilities Co.	1,466,991
52,957		OGE Energy Corp.	1,273,616
70,382		ONEOK, Inc.	1,474,503
29,162		PNM Resources, Inc.	850,947
104,978		Pepco Holdings, Inc.	1,988,283
62,357		Puget Energy, Inc.	1,369,360
51,588		Questar Corp.	1,829,826
69,445		SCANA Corp.	2,388,908
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
83,170	[2]	Sierra Pacific Resources	$588,844
45,704		Vectren Corp.	1,103,752
29,500		WGL Holdings, Inc.	834,260
22,757		WPS Resources Corp.	1,042,498
58,326		Westar Energy, Inc.	1,190,434
79,945		Wisconsin Energy Corp.	2,510,273

		TOTAL	40,221,700

		TOTAL COMMON STOCKS (IDENTIFIED COST $528,777,447)	630,002,012

		U.S. TREASURY--0.9%
$6,335,000	[3]	U.S. Treasury Bill, 7/15/2004 (identified cost $6,322,726)	6,324,167

		MUTUAL FUND--5.5%
36,900,443	[4]	Prime Value Obligations Fund, IS Shares (at net asset value)	36,900,443

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $572,000,616)[5]	673,226,622

		OTHER ASSETS AND LIABILITIES - NET--0.1%	482,493

		TOTAL NET ASSETS--100%	$673,709,115

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $45,489,600 at April 30, 2004, which represents 6.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100.3%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $572,000,616.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $36,900,443 of investments in affiliated issuer (Note 5) (identified cost $572,000,616)		$673,226,622
Cash		95,608
Income receivable		529,025
Receivable for investments sold		2,409,050
Receivable for shares sold		1,042,601
Prepaid expenses		43,116

TOTAL ASSETS		677,346,022

Liabilities:
Payable for investments purchased	$2,406,326
Payable for shares redeemed	917,187
Payable for daily variation margin	296,400
Payable for shareholder services fee (Note 5)	16,994

TOTAL LIABILITIES		3,636,907

Net assets for 35,048,681 shares outstanding		$673,709,115

Net Assets Consist of:
Paid in capital		$586,812,431
Net unrealized appreciation of investments and futures contracts		99,718,376
Accumulated net realized loss on investments and futures contracts		(13,608,140)
Undistributed net investment income		786,448

TOTAL NET ASSETS		$673,709,115

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$673,709,115 ÷ 35,048,681 shares outstanding		$19.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $279,894 received from affiliated issuer) (Note 5)			$3,861,744
Interest			28,428

TOTAL INCOME			3,890,172

Expenses:
Management fee (Note 5)		$1,265,585
Custodian fees		25,591
Transfer and dividend disbursing agent fees and expenses (Note 5)		126,660
Directors'/Trustees' fees		2,777
Auditing fees		7,113
Legal fees		6,057
Portfolio accounting fees (Note 5)		62,763
Shareholder services fee (Note 5)		790,991
Share registration costs		14,153
Printing and postage		24,178
Insurance premiums		897
Miscellaneous		9,265

TOTAL EXPENSES		2,336,030

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(69,917)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,197)
Waiver of shareholder services fee	(696,072)

TOTAL WAIVERS AND REIMBURSEMENT		(770,186)

Net expenses			1,565,844

Net investment income			2,324,328

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			7,937,494
Net realized gain on futures contracts			7,860,170

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS AND FUTURES CONTRACTS			18,606,730

Net realized and unrealized gain on investments and futures contracts			34,404,394

Change in net assets resulting from operations			$36,728,722

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,324,328	$3,021,667
Net realized gain on investments and futures contracts	15,797,664	3,195,421
Net change in unrealized appreciation/depreciation of investments and futures contracts	18,606,730	117,021,151

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,728,722	123,238,239

Distributions to Shareholders:
Distributions from net investment income	(1,750,458)	(3,035,213)
Distributions from net realized gain on investments and futures contracts	(4,326,758)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,077,216)	(3,035,213)

Share Transactions:
Proceeds from sale of shares	153,052,330	239,367,794
Net asset value of shares issued to shareholders in payment of distributions declared	5,215,540	2,435,204
Cost of shares redeemed	(79,828,463)	(162,043,634)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	78,439,407	79,759,364

Change in net assets	109,090,913	199,962,390

Net Assets:
Beginning of period	564,618,202	364,655,812

End of period (including undistributed net investment income of $786,448 and $212,578, respectively)	$673,709,115	$564,618,202

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2004, the Fund had realized gains on futures contracts of $7,860,170.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2004	156 S&P MidCap 400 Index Futures	Long	$(1,507,630)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	7,908,912	15,623,342
Shares issued to shareholders in payment of distributions declared	280,528	160,665
Shares redeemed	(4,136,495)	(10,638,602)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,052,945	5,145,405

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $572,000,616. The net unrealized appreciation of investments for federal tax purposes was $101,226,006. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $133,795,324 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,569,318.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's Manager was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $825,002 and $370,666, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Manager or an affiliate of the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $279,894 for the period.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ") through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,455, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$120,066,782

Sales	$34,636,212

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E205

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

3042108 (6/04)

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.65	$ 8.95	$10.25	$13.99	$13.63	$13.02
Income From Investment Operations:
Net investment income	0.01	0.04	0.05	0.06	0.12	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	0.78	3.70	(1.30)	(1.82)	1.84	1.43

TOTAL FROM INVESTMENT OPERATIONS	0.79	3.74	(1.25)	(1.76)	1.96	1.54

Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.05)	(0.08)	(0.10)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	--	--	(1.90)	(1.50)	(0.82)

TOTAL DISTRIBUTIONS	(0.01)	(0.04)	(0.05)	(1.98)	(1.60)	(0.93)

Net Asset Value, End of Period	$13.43	$12.65	$ 8.95	$10.25	$13.99	$13.63

Total Return[1]	6.21%	41.96%	(12.31)%	(13.76)%	15.14%	12.43%

Ratios to Average Net Assets:

Expenses	0.91%[2]	0.89%	0.94%	1.05%	0.96%	0.93%

Net investment income	0.10%[2]	0.41%	0.46%	0.56%	0.85%	0.79%

Expense waiver/reimbursement[3]	0.23%[2]	0.44%	0.22%	0.13%	0.13%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$95,481	$89,785	$61,495	$82,393	$101,330	$97,235

Portfolio turnover	1%	48%	75%	56%	56%	47%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.47	$ 8.85	$10.18	$13.91	$13.59	$13.00
Income From Investment Operations:
Net investment income (loss)	(0.04)	(0.03)	(0.03)	(0.03)	(0.00)[1]	(0.00)[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.75	3.65	(1.30)	(1.80)	1.82	1.42

TOTAL FROM INVESTMENT OPERATIONS	0.71	3.62	(1.33)	(1.83)	1.82	1.42

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.01)
Distributions from net realized gain on investments and futures contracts	--	--	--	(1.90)	(1.50)	(0.82)

TOTAL DISTRIBUTIONS	--	--	--	(1.90)	(1.50)	(0.83)

Net Asset Value, End of Period	$13.18	$12.47	$ 8.85	$10.18	$13.91	$13.59

Total Return[2]	5.69%	40.90%	(13.06)%	(14.39)%	14.09%	11.44%

Ratios to Average Net Assets:

Expenses	1.79%[3]	1.77%	1.82%	1.93%	1.84%	1.81%

Net investment income (loss)	(0.78)%[3]	(0.47)%	(0.41)%	(0.34)%	(0.06)%	(0.09)%

Expense waiver/reimbursement[4]	0.10%[3]	0.31%	0.09%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$9,954	$8,643	$5,302	$5,375	$6,236	$4,252

Portfolio turnover	1%	48%	75%	56%	56%	47%

1 Represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--95.8%[1]
		Consumer Discretionary--14.7%
1,579	[2]	1-800-FLOWERS.COM, Inc.	$15,932
1,151	[2]	4 Kids Entertainment, Inc.	25,149
1,400	[2]	A.C. Moore Arts & Crafts, Inc.	38,122
3,225		ADVO, Inc.	101,265
3,300	[2]	AMC Entertainment, Inc.	52,635
3,128	[2]	APAC Customer Services, Inc.	8,102
3,091		Aaron Rents, Inc.	89,515
900	[2]	Acme Communications, Inc.	6,048
1,400		Action Performance Cos., Inc.	21,952
1,526		Advanced Marketing Services, Inc.	15,153
3,000	[2]	Aeropostale, Inc.	65,970
331	[2]	Aftermarket Technology Co.	5,005
5,200	[2]	Alliance Gaming Corp.	129,844
3,600	[2]	Alloy Online, Inc.	17,244
500		Ambassadors Group, Inc.	11,825
200	[2]	America's Car-Mart, Inc.	5,192
5,500	[2]	American Eagle Outfitters, Inc.	141,295
6,500	[2]	American Greetings Corp., Class A	133,250
1,500		Ameristar Casinos, Inc.	47,580
5,675	[2]	AnnTaylor Stores Corp.	230,008
2,182	[2]	Applica, Inc.	24,482
1,729		Arctic Cat, Inc.	41,064
2,540	[2]	Argosy Gaming Corp.	94,463
900	[2]	Asbury Automotive Group, Inc.	14,571
2,617	[2]	Aztar Corp.	67,780
3,269	[2]	Bally Total Fitness Holding Corp.	13,468
1,196		Bandag, Inc.	52,086
1,100		Bassett Furniture Industries, Inc.	19,734
793	[2]	Beasley Broadcast Group, Inc., Class A	12,529
1,790		Beazer Homes USA, Inc.	176,225
631	[2]	bebe stores, Inc.	20,129
1,100	[2]	Big 5 Sporting Goods Corp.	27,302
700		Blair Corp.	18,200
3,863		Bob Evans Farms, Inc.	118,440
2,636	[2]	Boca Resorts, Inc., Class A	46,130
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,500	[2]	Bombay Co., Inc.	$19,600
3,396		Boyd Gaming Corp.	79,806
1,200		Brookfield Homes Corp.	38,796
2,550	[2]	Brookstone, Inc.	50,719
1,839		Brown Shoe Co., Inc.	67,271
724		Buckle, Inc.	19,780
2,000		Building Materials Holding Corp.	32,880
1,956		Burlington Coat Factory Warehouse	37,086
3,750	[2]	CEC Entertainment, Inc.	128,137
4,100	[2]	CKE Restaurants, Inc.	43,050
3,494	[2]	CSK Auto Corp.	64,499
678		CSS Industries, Inc.	22,916
3,000	[2]	California Pizza Kitchen, Inc.	63,030
6,900		Callaway Golf Co.	117,093
100	[2]	Carmike Cinemas, Inc.	3,774
2,700	[2]	Casual Male Retail Group, Inc.	26,325
3,800	[2]	Catalina Marketing Corp.	63,004
1,725		Cato Corp., Class A	34,534
5,498	[2]	Champion Enterprises, Inc.	59,873
1,200	[2]	Charlotte Russe Holdings, Inc.	19,740
12,471	[2]	Charming Shoppes, Inc.	88,045
29,900	[2]	Charter Communications, Inc., Class A	119,600
500		Cherokee, Inc.	11,535
1,300	[2]	Chicago Pizza & Brewery, Inc.	17,186
1,421	[2]	Children's Place Retail Stores, Inc.	37,429
2,080		Choice Hotels International, Inc.	93,392
3,725		Christopher & Banks Corp.	66,640
585		Churchill Downs, Inc.	21,358
1,425		Coachmen Industries, Inc.	22,700
1,062	[2]	Coldwater Creek, Inc.	21,867
1,700	[2]	Cole National Corp., Class A	43,435
3,356	[2]	Collins & Aikman Corp.	20,606
3,277	[2]	Concord Camera Corp.	16,549
6,900		Cooper Tire & Rubber Co.	147,591
2,450	[2]	Cost Plus, Inc.	88,690
600		Courier Corp.	24,450
1,900	[2]	Cross Media Marketing Corp.	0
2,071	[2]	Crown Media Holdings, Inc., Class A	18,287
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
5,718	[2]	Cumulus Media, Inc., Class A	$120,192
1,700	[2]	DHB Industries, Inc.	15,521
1,200	[2]	Dave & Buster's, Inc.	22,332
400		Deb Shops, Inc.	9,166
1,200	[2]	Department 56, Inc.	19,284
2,400	[2]	Dick's Sporting Goods, Inc.	64,728
1,600	[2]	Digital Generation Systems, Inc.	2,096
8,200		Dillards, Inc., Class A	138,006
700	[2]	Dominion Homes, Inc.	20,181
868		Dover Downs Gaming & Entertainment, Inc.	9,852
1,569		Dover Motorsports, Inc.	6,276
2,534	[2]	Dress Barn, Inc.	42,622
500	[2]	Drew Industries, Inc.	18,600
3,300	[2]	Drugstore.com, Inc.	15,279
1,753	[2]	Dura Automotive Systems, Inc.	22,018
1,200	[2]	Emerson Radio Corp.	4,884
5,800	[2]	Emmis Communications, Corp., Class A	135,720
9,000		Extended Stay America, Inc.	175,050
100	[2]	F.A.O., Inc.	5
2,200	[2]	Finish Line, Inc., Class A	73,766
600	[2]	Finlay Enterprises, Inc.	11,610
500	[2]	Fisher Communications, Inc.	25,200
4,274	[2]	Fleetwood Enterprises, Inc.	61,973
4,614	[2]	Fossil, Inc.	112,997
4,503		Freds, Inc.	83,621
1,300		Friedmans, Inc., Class A	6,526
1,600	[2]	GSI Commerce, Inc.	15,520
700	[2]	Galyan's Trading Co.	6,643
1,696	[2]	Game Group PLC	45,877
3,200	[2]	GameStop Corp.	56,352
1,778	[2]	Gaylord Entertainment Co.	55,723
1,954	[2]	Genesco, Inc.	43,476
2,100		Goody's Family Clothing, Inc.	26,229
19,300	[2]	Goodyear Tire & Rubber Co.	168,103
4,200		Gray Television, Inc.	62,244
99		Grey Global Group, Inc.	71,784
1,745	[2]	Group 1 Automotive, Inc.	60,307
845	[2]	Guess ?, Inc.	13,157
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,697	[2]	Guitar Center, Inc.	$70,459
3,000	[2]	Gymboree Corp.	52,950
2,100		Hancock Fabrics, Inc.	31,206
2,529		Handleman Co.	56,928
5,500	[2]	Harris Interactive, Inc.	40,095
1,648		Haverty Furniture Cos., Inc.	29,779
2,325	[2]	Hibbett Sporting Goods, Inc.	56,451
4,400		Hollinger International, Inc.	87,780
6,231	[2]	Hollywood Entertainment Corp.	83,869
200		Hooker Furniture Corp.	4,556
5,066	[2]	Hot Topic, Inc.	112,769
2,095		IHOP Corp.	77,829
1,392	[2]	Information Holdings, Inc.	34,591
4,700	[2]	Insight Communication Co.	42,817
5,496	[2]	Insight Enterprises, Inc.	92,003
4,605	[2]	Interface, Inc.	39,281
2,754	[2]	Intertan, Inc.	38,198
2,023	[2]	Isle of Capri Casinos, Inc.	42,483
2,050	[2]	J. Jill Group, Inc.	43,419
3,243	[2]	JAKKS Pacific, Inc.	56,331
3,137	[2]	Jack in the Box, Inc.	84,950
2,950	[2]	Jarden Corp.	109,740
1,840	[2]	Jo-Ann Stores, Inc.	52,017
1,050	[2]	Jos A. Bank Clothiers, Inc.	33,033
3,319	[2]	Journal Register Co.	65,816
3,000		K-Swiss, Inc., Class A	58,530
3,000	[2]	K2, Inc.	43,980
3,239		Kellwood Co.	127,779
869		Kenneth Cole Productions, Inc., Class A	30,059
1,200	[2]	Keystone Automotive Industries, Inc.	31,080
3,096		Kimball International, Inc., Class B	45,728
900	[2]	Kirkland's, Inc.	16,245
18,168	[2]	La Quinta Properties, Inc.	130,628
2,263		Landrys Seafood Restaurants, Inc.	75,765
1,649		Libbey, Inc.	43,154
1,690		Liberty Corp.	75,881
2,800	[2]	Lin TV Corp., Class A	62,972
4,682	[2]	Linens `N Things, Inc.	151,884
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,200		Lithia Motors, Inc., Class A	$30,996
1,058	[2]	Lodgenet Entertainment	21,372
2,209		Lone Star Steakhouse & Saloon	67,927
1,400		M/I Schottenstein Homes, Inc.	59,710
3,300	[2]	MTR Gaming Group, Inc.	28,545
5,900	[2]	Magna Entertainment Corp., Class A	30,503
2,017		Marcus Corp.	32,675
900		Marine Products Corp.	15,912
700	[2]	MarineMax, Inc.	19,957
2,096	[2]	Martha Stewart Living Omnimedia	21,505
1,500	[2]	Maxwell Shoe Co., Inc., Class A	33,885
5,900	[2]	Mediacom Communications Corp.	43,011
3,631	[2]	Mens Wearhouse, Inc.	92,554
1,000	[2]	Meritage Corp.	67,850
400	[2]	Mestek, Inc.	7,160
2,089	[2]	Midas, Inc.	38,145
2,921		Modine Manufacturing Co.	80,327
800	[2]	Modtech Holdings, Inc.	5,662
2,679		Monaco Coach Corp.	69,842
1,500	[2]	Monro Muffler Brake, Inc.	35,655
700	[2]	Mothers Work, Inc.	17,150
800		Movado Group, Inc.	24,000
3,475		Movie Gallery, Inc.	67,484
3,000	[2]	Multimedia Games, Inc.	66,840
536		National Presto Industries, Inc.	21,821
1,400	[2]	Navigant International, Inc.	26,222
2,600	[2]	NetFlix, Inc.	65,754
1,721	[2]	O' Charleys, Inc.	32,510
2,600		Oakley, Inc.	35,984
13	[2]	Oneida Ltd.	18
1,159		OshKosh B'Gosh, Inc., Class A	26,796
1,700	[2]	Overstock.com, Inc.	61,608
1,000		Oxford Industries, Inc.	38,980
3,310	[2]	P. F. Chang's China Bistro, Inc.	161,727
752	[2]	PC Connections, Inc.	5,128
4,700	[2]	PETCO Animal Supplies, Inc.	137,992
8,952	[2]	Pacific Sunwear of California	192,199
1,843	[2]	Palm Harbor Homes, Inc.	41,467
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,700	[2]	Panera Bread Co.	$151,219
1,653	[2]	Papa Johns International, Inc.	55,293
1,100	[2]	Party City Corp.	18,293
3,543	[2]	Paxson Communications Corp.	10,629
7,200	[2]	Payless ShoeSource, Inc.	101,880
500	[2]	Pegasus Communications Corp.	10,017
3,620	[2]	Penn National Gaming, Inc.	106,754
5,056		Pep Boys-Manny Moe & Jack	138,888
700	[2]	Perry Ellis International, Inc.	19,775
2,595		Phillips Van Heusen Corp.	46,892
2,711	[2]	Pinnacle Entertainment, Inc.	30,960
1,440	[2]	Playboy Enterprises, Inc., Class B	18,792
1,600	[2]	Pomeroy Computer Resources	22,240
2,450	[2]	Priceline.com, Inc.	59,363
5,071	[2]	Prime Hospitality Corp.	50,964
15,600	[2]	Primedia, Inc.	45,552
2,516	[2]	ProQuest Co.	67,177
717		Pulitzer, Inc.	36,280
5,768	[2]	Quiksilver, Inc.	124,762
2,457	[2]	R.H. Donnelley Corp.	111,278
1,400	[2]	RC2 Corp.	37,954
8,600	[2]	RCN Corp.	2,236
3,695	[2]	Rare Hospitality International, Inc.	101,132
2,300	[2]	Raytech Corp.	6,785
400	[2]	Reading International, Inc., Class A	2,884
1,300	[2]	Red Robin Gourmet Burgers	37,375
3,116	[2]	Regent Communications, Inc.	19,849
2,253	[2]	Rent-Way, Inc.	21,043
3,000	[2]	Restoration Hardware, Inc.	17,460
700	[2]	Rex Stores Corp.	10,010
1,070		Russ Berrie & Co., Inc.	30,527
2,291		Russell Corp.	38,099
4,654	[2]	Ryan's Family Steak Houses, Inc.	84,424
3,292	[2]	SCP Pool Corp.	132,371
1,461	[2]	Saga Communications, Inc., Class A	27,759
933	[2]	Salem Communications Corp.	27,813
1,076		Sauer-Danfoss, Inc.	16,140
4,800	[2]	Scientific Games Holdings Corp.	86,592
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,100	[2]	Select Comfort Corp.	$50,904
1,000	[2]	Sharper Image Corp.	30,560
800	[2]	Shoe Carnival, Inc.	10,368
3,317		Shopko Stores, Inc.	43,983
3,600	[2]	Shuffle Master, Inc.	117,900
4,931	[2]	Sinclair Broadcast Group, Inc.	60,947
9,800	[2]	Six Flags, Inc.	72,814
2,836	[2]	Skechers USA, Inc., Class A	34,911
625		Skyline Corp.	26,712
2,900		Sonic Automotive, Inc.	72,210
5,013	[2]	Sonic Corp.	161,770
1,800	[2]	Source Information Management Co.	19,260
4,324	[2]	Spanish Broadcasting System, Inc.	42,029
1,436		Speedway Motorsports, Inc.	42,822
2,480	[2]	Sports Authority, Inc.	95,083
1,100	[2]	Sports Resorts Int'l, Inc.	4,818
2,200	[2]	Stage Stores, Inc.	86,372
3,817	[2]	Stamps.com, Inc.	26,032
1,200		Standard Motor Products, Inc.	17,520
4,263		Standard Pacific Corp.	215,026
700		Stanley Furniture Co., Inc.	28,000
2,161	[2]	Stein Mart, Inc.	27,488
500	[2]	Steinway Musical Instruments	18,125
1,070	[2]	Steven Madden Ltd.	20,437
1,298	[2]	Stoneridge, Inc.	19,794
300	[2]	Strattec Security Corp.	19,200
4,119		Stride Rite Corp.	44,197
2,252		Sturm Ruger & Co., Inc.	24,569
2,691		Superior Industries International, Inc.	91,709
200	[2]	Systemax, Inc.	1,002
2,000	[2]	TBC Corp.	55,880
300	[2]	Technical Olympic USA, Inc.	9,825
4,400	[2]	Tenneco Automotive, Inc.	60,720
2,032	[2]	The Boyds Collection Ltd.	5,608
2,963		The Nautilus Group, Inc.	47,645
2,369	[2]	The Steak `n Shake Co.	44,656
800		Thomas Nelson, Inc.	20,928
3,836		Thor Industries, Inc.	106,871
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,231	[2]	TiVo, Inc.	$29,659
3,626	[2]	Too, Inc.	63,600
5,936	[2]	Tower Automotive, Inc.	30,392
3,400	[2]	Tractor Supply Co.	132,804
2,014	[2]	Trans World Entertainment Corp.	20,905
3,542		Triarc Cos., Inc., Class B	37,014
1,408	[2]	Tuesday Morning Corp.	41,522
4,996		Tupperware Corp.	93,575
2,397	[2]	Tweeter Home Entertainment Group, Inc.	17,186
1,699	[2]	Ultimate Electronics, Inc.	7,221
5,515	[2]	Unifi, Inc.	13,787
800		Unifirst Corp.	23,600
1,717		United Auto Group, Inc.	52,935
1,408	[2]	Universal Electronics, Inc.	19,811
2,600	[2]	Urban Outfitters, Inc.	120,042
1,943	[2]	Vail Resorts, Inc.	30,214
174		Value Line, Inc.	11,183
2,167	[2]	Valuevision International, Inc., Class A	30,425
3,280	[2]	Vans, Inc.	66,584
16,600		Visteon Corp.	180,276
2,300	[2]	WCI Communities, Inc.	55,913
1,673	[2]	WESCO International, Inc.	23,924
2,756	[2]	WMS Industries, Inc.	77,829
4,000	[2]	Warnaco Group, Inc.	76,520
900	[2]	West Marine, Inc.	26,172
3,075	[2]	Wet Seal, Inc., Class A	16,943
1,100	[2]	Whitehall Jewellers, Inc.	9,955
400	[2]	William Lyon Homes, Inc.	35,264
1,842	[2]	Wilsons The Leather Experts, Inc.	4,089
2,624		Winnebago Industries, Inc.	75,650
4,660		Wolverine World Wide, Inc.	125,261
1,197		World Wrestling Entertainment, Inc.	16,471
3,786	[2]	Yankee Candle Co., Inc., The	102,525
1,526	[2]	Young Broadcasting, Inc., Class A	26,949
3,300	[2]	Zale Corp.	184,536

		TOTAL	15,448,682

Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--3.1%
2,400	[2]	7-Eleven, Inc.	$38,640
300		Alico, Inc.	9,930
2,243		American Italian Pasta Co., Class A	69,443
200		Arden Group, Inc., Class A	14,580
100	[2]	Aurora Foods, Inc.	0
7,800	[2]	BJ's Wholesale Club, Inc.	188,994
5,454		Casey's General Stores, Inc.	90,318
1,100	[2]	Central European Distribution Corp.	33,717
2,300	[2]	Central Garden & Pet Co.	88,573
2,400	[2]	Chattem, Inc.	64,970
3,600	[2]	Chiquita Brands International	64,836
2,100	[2]	Chronimed, Inc.	15,834
242		Coca-Cola Bottling Co.	12,874
3,748		Corn Products International, Inc.	159,290
420	[2]	Del Laboratories, Inc.	11,978
4,554		Delta & Pine Land Co.	110,480
4,700		Dimon, Inc.	32,571
3,267	[2]	Duane Reade, Inc.	54,526
1,200	[2]	Elizabeth Arden, Inc.	26,280
81		Farmer Brothers Co.	29,565
3,350		Flowers Foods, Inc.	82,041
2,347	[2]	Great Atlantic & Pacific Tea Co., Inc.	18,776
400	[2]	Green Mountain Coffee, Inc.	8,544
2,866	[2]	Hain Celestial Group, Inc.	56,747
1,990		Ingles Markets, Inc., Class A	22,288
400		Inter Parfums, Inc.	8,812
1,816	[2]	International Multifoods Corp.	45,128
4,468	[2]	Interstate Bakeries Corp.	50,488
1,000	[2]	J&J Snack Foods Corp.	38,230
3,595		Lance, Inc.	54,320
2,853		Longs Drug Stores Corp.	55,919
200	[2]	M & F Worldwide Corp.	2,484
400	[2]	Maui Land & Pineapple Co., Inc.	13,200
1,162	[2]	Mondavi Robert Corp., Class A	41,832
6,030	[2]	NBTY, Inc.	224,075
1,700		Nash Finch Co.	35,139
800	[2]	National Beverage Corp.	7,264
1,000		Natures Sunshine Products, Inc.	14,500
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
3,900	[2]	NeighborCare, Inc.	$90,246
4,207		Nu Skin Enterprises, Inc., Class A	99,580
4,000	[2]	Pathmark Stores, Inc.	34,200
1,600	[2]	Peet's Coffee & Tea, Inc.	34,942
200	[2]	Penn Traffic Co.	24
2,544		Pilgrim's Pride Corp.	58,843
3,025	[2]	Playtex Products, Inc.	22,415
3,067	[2]	Ralcorp Holdings, Inc.	106,762
4,619	[2]	Rayovac Corp.	123,096
1,055	[2]	Revlon, Inc., Class A	3,534
567		Riviana Foods, Inc.	14,317
3,464		Ruddick Corp.	70,666
1,200		Sanderson Farms, Inc.	44,616
900	[2]	Sanfilippo (John B. & Sons), Inc.	28,233
33		Seaboard Corp.	10,643
1,269	[2]	Smart & Final, Inc.	14,657
1,000		Standard Commercial Corp.	18,510
4,300	[2]	Star Scientific, Inc.	11,911
1,300	[2]	The Boston Beer Co., Inc., Class A	24,778
1,000	[2]	The Pantry, Inc.	19,950
4,048		Topps Co.	36,149
1,200	[2]	USANA, Inc.	32,340
5,272	[2]	United Natural Foods, Inc.	132,064
2,988		Universal Corp.	150,117
2,742		Vector Group Ltd.	45,353
2,149		WD 40 Co.	65,222
1,200		Weis Markets, Inc.	42,120
2,228	[2]	Wild Oats Markets, Inc.	30,746

		TOTAL	3,263,220

		Energy--4.5%
442	[2]	Atwood Oceanics, Inc.	16,199
1,697		Berry Petroleum Co., Class A	46,023
3,184		Cabot Oil & Gas Corp., Class A	113,669
4,378	[2]	Cal Dive International, Inc.	118,381
1,068		Carbo Ceramics, Inc.	69,078
4,400	[2]	Cimarex Energy Co.	121,396
100	[2]	Clayton Williams Energy, Inc.	3,151
3,746	[2]	Comstock Resources, Inc.	76,231

Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
4,559	[2]	Denbury Resources, Inc.	$83,247
681	[2]	Dril-Quip, Inc.	11,700
800	[2]	Encore Aquisition Co.	23,800
2,200	[2]	Energy Partners Ltd.	30,800
5,710	[2]	Evergreen Resources, Inc.	229,142
5,900	[2]	Forest Oil Corp.	154,875
2,317		Frontier Oil Corp.	41,196
9,700	[2]	Global Industries Ltd.	58,200
17,798	[2]	Grey Wolf, Inc.	70,836
739		Gulf Island Fabrication, Inc.	16,613
1,400	[2]	Gulfmark Offshore, Inc.	21,168
7,200	[2]	Hanover Compressor Co.	88,560
2,900	[2]	Harvest Natural Resources, Inc.	47,676
700		Holly Corp.	23,513
4,347	[2]	Horizon Offshore, Inc.	10,520
2,000	[2]	Hydril Co.	50,920
4,664	[2]	Input/Output, Inc.	36,799
3,600	[2]	KCS Energy, Inc.	43,272
2,868	[2]	Lone Star Technologies, Inc.	58,794
600		Lufkin Industries, Inc.	19,020
9,525	[2]	Magnum Hunter Resources, Inc.	97,822
300		Maritrans, Inc.	4,500
2,600	[2]	Matrix Services Co.	26,988
4,403	[2]	Maverick Tube Corp.	99,640
1,000	[2]	McMoRan Exploration Co.	15,820
5,186	[2]	Meridian Resource Corp.	33,916
1,591	[2]	NS Group, Inc.	20,508
7,683	[2]	Newpark Resources, Inc.	44,024
2,556	[2]	Nuevo Energy Co.	88,182
3,192	[2]	Oceaneering International, Inc.	89,376
2,009	[2]	Offshore Logistics, Inc.	44,098
2,300	[2]	Oil States International, Inc.	31,142
2,106		Overseas Shipholding Group, Inc.	69,014
12,337	[2]	Parker Drilling Co.	38,738
7,174		Patina Oil & Gas Corp.	199,437
1,061		Penn Virginia Corp.	69,782
2,600	[2]	Petroleum Development Corp.	68,692
400	[2]	Petroleum Helicopters, Inc.	9,160
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
4,028	[2]	Plains Exploration & Production Co.	$79,352
2,628	[2]	Plains Resources, Inc.	47,357
1,340	[2]	Prima Energy Corp.	49,754
1,300	[2]	Quicksilver Resources, Inc.	56,485
1,161		RPC Energy Services, Inc.	14,954
5,500		Range Resources Corp.	68,805
2,500	[2]	Remington Oil & Gas Corp.	54,750
1,600		Resource America, Inc., Class A	30,976
1,806	[2]	SEACOR SMIT, Inc.	74,913
700	[2]	Seabulk International, Inc.	5,292
4,483	[2]	Southwestern Energy Co.	112,747
2,610	[2]	Spinnaker Exploration Co.	93,099
3,458		St. Mary Land & Exploration Co.	125,007
2,431	[2]	Stone Energy Corp.	119,605
5,019	[2]	Superior Energy Services, Inc.	52,147
2,823	[2]	Swift Energy Co.	61,231
6,720	[2]	Tesoro Petroleum Corp.	136,483
2,500	[2]	Tetra Technologies, Inc.	59,775
1,420	[2]	The Houston Exploration Co.	63,531
5,120	[2]	Tom Brown, Inc.	245,146
1,802	[2]	Transmontaigne, Co.	9,551
3,838	[2]	Unit Corp.	108,423
1,767	[2]	Universal Compression Holdings, Inc.	52,586
2,459	[2]	Veritas DGC, Inc.	50,237
5,234		Vintage Petroleum, Inc.	78,876
3,000	[2]	W-H Energy Services, Inc.	55,140
1,100		World Fuel Services Corp.	46,552

		TOTAL	4,688,392

		Financials--19.6%
1,358		1st Source Corp.	33,475
2,400		21st Century Insurance Group	32,400
700		ABC Bancorp	13,342
2,600		Acadia Realty Trust	32,656
1,500	[2]	Accredited Home Lenders Holding, Co.	43,485
2,100		Advanta Corp., Class B	33,642
3,750	[2]	Affiliated Managers Group	182,625
996		Alabama National Bancorp	50,816
219	[2]	Alexander's, Inc.	34,153
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,550		Alexandria Real Estate Equities, Inc.	$144,891
3,562		Alfa Corp.	48,336
5,599	[2]	Allmerica Financial Corp.	194,621
3,180		Amcore Financial, Inc.	90,121
4,400		AmerUs Group Co.	169,840
1,500		Americam Mortgage Acceptance Co.	20,070
2,862		American Home Mortgage Investment Corp.	67,915
1,100		American Land Lease, Inc.	21,285
1,000	[2]	American Medical Security Group, Inc.	25,600
500		American National Bankshares, Inc.	11,880
900	[2]	American Physicians Capital, Inc.	20,927
660	[2]	AmericanWest Bancorp.	12,065
1,788		Amli Residential Properties Trust	45,236
2,405		Anchor Bancorp Wisconsin, Inc.	58,393
5,000		Anthracite Capital, Inc.	52,550
5,900		Anworth Mortgage Asset Corp.	68,853
2,169	[2]	Argonaut Group, Inc.	40,126
857		Arrow Financial Corp.	24,639
1,700		Associated Estates Realty Corp.	13,855
500	[2]	Avatar Holdings, Inc.	19,080
1,281		BSB Bancorp, Inc.	48,037
973		Baldwin & Lyons, Inc., Class B	26,952
389		BancFirst Corp.	21,414
200		BancTrust Financial Group, Inc.	3,415
1,390		Bank Granite Corp.	26,549
4,035		Bank Mutual Corp.	42,610
800		Bank of the Ozarks, Inc.	19,072
5,300		BankAtlantic Bancorp, Inc., Class A	82,945
3,600	[2]	BankUnited Financial Corp., Class A	95,148
1,600		Banner Corp.	41,168
6,685	[2]	Bay View Capital Corp.	14,506
1,773		Bedford Property Investors, Inc.	48,031
900		Berkshire Hills Bancorp, Inc.	30,465
2,700		Boston Private Financial Holdings	62,910
2,031		Boykin Lodging Co.	16,025
3,934		Brandywine Realty Trust	99,688
5,750		Brookline Bancorp, Inc.	81,420
800		Bryn Mawr Bank Corp.	16,400
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
600		C&F Financial Corp.	$22,606
650		CB Bancshares, Inc.	55,789
1,500		CCBT Financial Cos., Inc.	50,190
1,000		CFS Bancorp, Inc.	14,000
1,572	[2]	CNA Surety Corp.	17,119
200		CNB Financial Corp.	8,470
3,840		CVB Financial Corp.	78,797
800		Camco Financial Corp.	11,680
700		Camden National Corp.	21,462
3,072		Capital Automotive	86,415
837		Capital City Bank Group, Inc.	32,434
400		Capital Corp. of the West	14,780
800		Capitol Bancorp Ltd.	20,000
2,383		Capstead Mortgage Corp.	30,622
1,625		Cascade Bancorp	27,251
2,557		Cash America International, Inc.	54,694
1,979		Cathay Bancorp, Inc.	128,833
100		Cavalry Bancorp, Inc.	1,504
1,300		Center Bancorp, Inc.	18,616
1,000		Center Financial Corp.	14,500
905	[2]	Central Coast Bancorp	16,246
1,468		Central Pacific Financial Corp.	36,832
600		Century Bancorp, Inc., Class A	19,650
200		Charter Financial Corp.	7,014
4,360		Charter Municipal Mortgage Acceptance Co.	85,412
2,468		Chemical Financial Corp.	84,529
3,550		Chittenden Corp.	107,991
5,200		Citizens Banking Corp.	159,276
900		Citizens First Bancorp, Inc.	21,150
1,700		Citizens South Banking Corp.	22,304
2,782	[2]	Citizens, Inc., Class A	19,780
888		City Bank Lynwood, WA	29,233
2,100		City Holding Co.	64,260
2,200	[2]	Clark, Inc.	40,392
750		CoBiz, Inc.	15,262
800		Coastal Bancorp, Inc.	33,160
1,172		Coastal Financial Corp.	17,076
1,884		Colonial Properties Trust	66,468
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,400		Columbia Bancorp	$29,240
2,020		Columbia Banking Systems, Inc.	45,329
2,489		Commerce Group, Inc.	114,867
125		Commercial Bankshares, Inc.	3,310
400	[2]	Commercial Capital Bancorp, Inc.	7,064
5,274		Commercial Federal Corp.	135,331
4,386		Commercial Net Lease Realty	72,764
2,600		Community Bank System, Inc.	52,884
971		Community Banks, Inc.	29,817
4,401		Community First Bankshares, Inc.	141,624
1,331		Community Trust Bancorp, Inc.	38,852
1,367	[2]	CompuCredit Corp.	22,651
300		Consolidated Tomoka Co.	11,250
5,778		Cornerstone Realty Income Trust, Inc.	43,508
3,000		Corporate Office Properties Trust	61,050
1,500		Correctional Properties Trust	39,240
1,562		Corus Bankshares, Inc.	58,965
2,262		Crawford & Co., Class B	10,744
1,097	[2]	Credit Acceptance Corp.	15,720
1,000	[2]	Criimi Mae, Inc.	10,630
2,526	[2]	DVI, Inc.	45
2,575		Delphi Financial Group, Inc., Class A	103,412
4,057		Dime Community Bancorp, Inc.	69,375
6,500	[2]	E-LOAN, Inc.	14,625
100		EMC Insurance Group, Inc.	2,523
200		ESB Financial Corp.	2,748
2,937		East West Bancorp, Inc.	165,441
1,987		EastGroup Properties, Inc.	57,524
200		Eastern Virginia Bankshares, Inc.	4,017
1,832		Entertainment Properties Trust	61,299
5,791		Equity Inns, Inc.	47,486
2,868		Equity One, Inc.	47,035
2,323		Essex Property Trust, Inc.	141,587
600		EverTrust Financial Group, Inc.	9,672
300		Exchange National Bancshares, Inc.	9,084
1,228		FBL Financial Group, Inc., Class A	32,702
200		FFLC Bancorp, Inc.	5,290
100		FMS Financial Corp.	1,710
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,500		FNB Corp.	$33,810
604		Farmers Capital Bank Corp.	19,932
800	[2]	Federal Agricultural Mortgage Association, Class C	20,024
6,292	[2]	FelCor Lodging Trust, Inc.	62,920
1,700		Fidelity Bankshares, Inc.	56,525
1,529	[2]	Financial Federal Corp.	47,858
1,500		Financial Industries Corp.	17,805
900		Financial Institutions, Inc.	20,979
1,400		First Albany Cos., Inc.	17,486
700		First Bancorp, Inc.	21,455
964		First Busey Corp.	26,028
3,186		First Charter Corp.	65,791
800		First Citizens Banc Corp.	20,000
667		First Citizens Bancshares, Inc., Class A	81,714
6,231		First Commmonwealth Financial Corp.	87,919
1,700		First Community Bancorp	58,055
968		First Community Bancshares, Inc.	27,482
500		First Defiance Financial Corp.	11,850
1,816		First Federal Capital Corp.	46,544
100		First Federal Financial Corp.	2,500
3,441		First Financial Bancorp	58,566
1,408		First Financial Bankshares, Inc.	57,967
1,488		First Financial Corp.	43,896
1,472		First Financial Holdings, Inc.	41,996
1,233		First Indiana Corp.	22,502
4,600		First Industrial Realty Trust	154,790
200		First M&F Corp.	6,888
1,915		First Merchants Corp.	44,677
9,490		First Niagara Financial Group, Inc.	119,574
450		First Oak Brook Bancshares, Inc.	13,050
1,300		First Place Financial Corp.	21,580
1,100		First Republic Bank	41,910
2,333		First Sentinel Bancorp, Inc.	48,060
450		First South Bancorp, Inc.	11,025
1,200		First State Bancorporation	38,112
400		First United Corp.	9,056
1,400		FirstFed America Bancorp, Inc.	34,300
1,838	[2]	FirstFed Financial Corp.	74,292
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
945		Firstbank Corp.	$25,477
200		Flag Financial Corp.	2,600
3,350		Flagstar Bancorp, Inc.	68,440
600		FloridaFirst Bancorp, Inc.	16,170
2,325		Flushing Financial Corp.	39,990
109		Foothill Independent Bancorp	2,189
100		Franklin Financial Corp.	3,161
6,433		Fremont General Corp.	138,631
1,596		Frontier Financial Corp.	52,907
800		GA Financial, Inc.	27,952
5,500		GATX Corp.	129,250
200		GB&T Bancshares, Inc.	5,300
1,022		Gabelli Asset Management, Inc., Class A	41,084
3,007		Gables Residential Trust	95,623
936		German American Bancorp	14,882
1,600		Getty Realty Holding Corp.	34,416
1,860		Glacier Bancorp, Inc.	57,009
1,693		Glenborough Realty Trust, Inc.	31,811
3,465		Glimcher Realty Trust	73,285
4,710		Gold Banc Corp., Inc.	77,056
863		Great American Financial Resources, Inc.	13,765
600		Great Southern Bancorp, Inc.	29,778
6,800		Greater Bay Bancorp	192,916
102		Greater Community Bancorp	1,546
400		Greene County Bancshares, Inc.	8,340
2,906		Hancock Holding Co.	81,106
800		Hanmi Financial Corp.	19,816
2,475		Harbor Florida Bancshares, Inc.	68,607
3,154		Harleysville Group, Inc.	59,926
2,463		Harleysville National Corp.	64,383
1,050	[2]	Hawthorne Financial Corp.	35,448
6,621		Health Care REIT, Inc.	211,475
1,050		Heartland Financial USA, Inc.	17,997
2,100	[2]	Heritage Commerce Corp.	29,295
200		Heritage Financial Corp.	3,900
1,900		Heritage Property Investment	48,222
7,000		Highwoods Properties, Inc.	157,850
4,196		Hilb Rogal & Hamilton Co.	150,427
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,415		Home Properties of New York, Inc.	$127,516
4,093		Horace Mann Educators Corp.	63,892
700		Horizon Financial Corp.	11,781
3,200		Hudson River Bancorp, Inc.	57,632
1,940		Humboldt Bancorp	37,209
100		IBT Bancorp, Inc.	4,740
7,700		IMPAC Mortgage Holdings, Inc.	144,837
500	[2]	ITLA Capital Corp.	21,500
800		Iberiabank Corp.	45,600
32	[2]	Imperial Credit Industries, Inc., Warrants	0
400		Independence Holdings Co.	14,400
1,400		Independent Bank Corp. - Massachusetts	37,738
2,121		Independent Bank Corp. - Michigan	53,089
1,600		Infinity Property & Casualty	49,760
4,901		Innkeepers USA Trust	37,493
1,762		Integra Bank Corp.	36,191
1,000		Interchange Financial Services Corp.	22,450
5,400	[2]	Investment Technology Group, Inc.	77,382
3,400		Investors Real Estate Trust	32,640
2,107		Irwin Financial Corp.	49,831
3,283	[2]	Jones Lang LaSalle, Inc.	77,512
355		Kansas City Life Insurance Co.	14,200
1,700		Keystone Property Trust	34,578
2,596		Kilroy Realty Corp.	81,385
8,500	[2]	Knight Trading Group, Inc.	98,770
2,929		Koger Equity, Inc.	61,363
2,000		Kramont Realty Trust	31,620
200		LNB Bancorp, Inc.	3,992
900		LSB Bancshares, Inc.	15,075
1,400		LTC Properties, Inc.	21,784
2,020		LaSalle Hotel Properties	44,440
1,272		Lakeland Bancorp, Inc.	20,009
600		Lakeland Financial Corp.	18,300
2,239		LandAmerica Financial Group, Inc.	92,269
1,325	[2]	Levitt Corp.	30,210
3,830		Lexington Corporate Properties Trust	70,817
1,400	[2]	Local Financial Corp.	30,506
3,421		MAF Bancorp, Inc.	139,748
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
700		MASSBANK Corp.	$24,545
1,800		MB Financial, Inc.	63,450
1,338		MBT Financial Corp.	22,746
2,900		MCG Capital Corp.	46,603
7,700		MFA Mortgage Investments, Inc.	68,607
925		Macatawa Bank Corp.	23,319
1,200		Main Street Banks, Inc.	32,400
968		MainSource Financial Group, Inc.	21,043
2,051		Manufactured Home Communities, Inc.	64,196
700		Medallion Financial Corp.	5,698
840		Mercantile Bancorporation, Inc.	30,198
500		Merchants Bancshares, Inc.	14,000
5,565	[2]	MeriStar Hospitality Corp.	32,277
1,900		Metris Cos., Inc.	13,300
1,581		Mid-American Apartment Communities, Inc.	50,987
2,440		Mid-State Bancshares	54,876
788		Midland Co.	20,884
1,600		Midwest Banc Holdings, Inc.	36,400
1,600		Mission West Properties, Inc.	18,896
900		MutualFirst Financial, Inc.	20,853
200		NASB Financial, Inc.	7,650
666		NBC Capital Corp.	16,783
3,423		NBT Bancorp, Inc.	71,609
1,500		Nara Bancorp, Inc.	43,200
200		National Bankshares, Inc.	8,812
2,921		National Health Investors, Inc.	70,016
700		National Health Realty, Inc.	11,410
2,331		National Penn Bancshares, Inc.	70,093
291	[2]	National Western Life Insurance Co., Class A	42,282
6,701		Nationwide Health Properties, Inc.	121,489
500	[2]	Navigators Group, Inc.	13,025
5,917		Net.B@nk, Inc.	63,844
3,400		New Century Financial Corp.	144,262
2,600		Newcastle Investment Corp.	69,472
100		Northern States Financial Corp.	2,636
1,300		Northwest Bancorp, Inc.	26,819
3,100		Novastar Financial, Inc.	100,626
300		Nymagic, Inc.	7,680
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
700		Oak Hill Financial, Inc.	$22,666
1,108		OceanFirst Financial Corp.	24,210
4,105	[2]	Ocwen Financial Corp.	44,621
7,619	[2]	Ohio Casualty Corp.	149,485
699		Old Second Bancorp, Inc.	36,408
839		Omega Financial Corp.	28,023
1,400		Omega Healthcare Investors	12,950
1,529		Oriental Financial Group	43,607
200		PAB Bankshares, Inc.	2,610
1,751		PFF Bancorp, Inc.	65,575
2,819	[2]	PMA Capital Corp.	19,592
1,329		PS Business Parks, Inc.	50,436
4,117		Pacific Capital Bancorp	151,012
900		Pacific Union Bank	25,830
400		Parkvale Financial Corp.	10,420
1,540		Parkway Properties, Inc.	61,138
700		Partners Trust Financial Group, Inc.	18,788
1,400		Patriot Bank Corp.	38,458
670		Peapack-Gladstone Financial Corp.	21,306
1,700		Penn-America Group, Inc.	20,723
800		PennFed Financial Services, Inc.	24,080
704		PennRock Financial Services Corp.	20,205
660		Penns Woods Bancorp, Inc.	29,944
3,796		Pennsylvania Real Estate Investment Trust	122,801
1,845		Peoples Bancorp, Inc.	44,151
900		Peoples Holding Co.	29,070
1,868	[2]	Philadelphia Consolidated Holding Corp.	107,858
9,900		Phoenix Companies, Inc.	125,433
3,900		Post Properties, Inc.	104,871
4,336		Prentiss Properties Trust	138,925
2,753		Presidential Life Corp.	44,296
550		Price Legacy Corp.	10,285
1,100		PrivateBancorp, Inc.	60,852
2,480	[2]	ProAssurance Corp.	84,122
1,400		Prosperity Bancshares, Inc.	32,438
1,772		Provident Bancorp, Inc.	18,730
2,915		Provident Bankshares Corp.	82,116
600		Provident Financial Holdings, Inc.	14,700
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
5,700		Provident Financial Services, Inc.	$102,600
500		Quaker City Bancorp, Inc.	27,330
2,872		R&G Financial Corp., Class B	88,888
2,600		RAIT Investment Trust	62,556
1,910		RLI Corp.	66,372
1,100		Ramco-Gershenson Properties	26,048
5,300		Reckson Associates Realty Corp.	125,981
1,600		Redwood Trust, Inc.	69,520
6,051		Republic Bancorp, Inc.	78,724
945		Republic Bancorp, Inc.	17,719
1,200		Republic Bancshares, Inc.	38,148
2,400	[2]	Rewards Network, Inc.	23,544
1,620		Riggs National Corp.	29,306
444		Royal Bancshares of Pennsylvania	11,056
2,771		S & T Bancorp, Inc.	78,780
1,100		S.Y. Bancorp, Inc.	24,387
850		SCBT Financial Corp.	26,095
4,263		SL Green Realty Corp.	173,930
1,442		SWS Group, Inc.	23,418
500		Safety Insurance Group, Inc.	10,805
400		Sanders Morris Harris Group, Inc.	4,900
1,519		Sandy Spring Bancorp, Inc.	54,350
467		Santander BanCorp	14,019
1,129		Saul Centers, Inc.	28,225
2,900	[2]	Saxon Capital, Inc.	63,075
1,820		Seacoast Banking Corp. of Florida	35,563
3,424		Seacoast Financial Services Corp.	110,732
1,400		Second Bancorp, Inc.	42,014
300		Secutity Bank Corp.	9,570
3,296		Selective Insurance Group, Inc.	117,865
4,843		Senior Housing Properties Trust	72,403
400		Shore Bancshares, Inc.	11,728
100		Sierra Bancorp	1,560
4,000	[2]	Silicon Valley Bancshares	137,440
1,400		Simmons 1st National Corp., Class A	36,400
2,200		Sizeler Property Investment, Inc.	21,934
900		Sound Federal Bancorp, Inc.	11,880
7,598		South Financial Group, Inc.	210,465
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,060		Southern Financial Bancorp, Inc.	$44,552
525		Southside Bancshares, Inc.	9,665
1,800		Southwest Bancorp, Inc.	29,700
3,395		Southwest Bancorp. of Texas, Inc.	138,075
1,355		Sovran Self Storage, Inc.	45,758
1,247		State Auto Financial Corp.	34,991
725		State Bancorp, Inc.	16,131
200		State Financial Services Corp., Class A	5,854
1,370		Sterling Bancorp	37,839
5,274		Sterling Bancshares, Inc.	67,033
2,250		Sterling Financial Corp.	57,240
1,763	[2]	Sterling Financial Corp.	58,197
1,777		Stewart Information Services Corp.	63,083
1,200		Suffolk Bancorp	39,480
900		Summit Bancshares, Inc.	25,200
2,465		Summit Properties, Inc.	55,783
1,181	[2]	Sun Bancorp, Inc.	23,271
600		Sun Bancorp, Inc.	13,602
1,266		Sun Communities, Inc.	44,247
4,739		Susquehanna Bankshares, Inc.	110,893
1,495		Tanger Factory Outlet Centers, Inc.	57,109
125		Tarragon Realty Investors, Inc.	1,751
4,346		Taubman Centers, Inc.	84,747
708	[2]	Tejon Ranch Co.	24,638
2,920		Texas Regional Bancshares, Inc., Class A	123,282
100	[2]	The Enstar Group, Inc.	4,400
300		The First of Long Island Corp.	13,920
2,545		The Trust Co. of New Jersey	94,216
3,000		TierOne Corp.	65,040
890		Tompkins County TrustCo., Inc.	42,186
1,516		Town & Country Trust	35,444
2,600	[2]	Tradestation Group, Inc.	16,718
3,225	[2]	Trammell Crow Co.	43,570
100	[2]	Transcontinental Realty Investors, Inc.	1,294
900		TriCo Bancshares	31,302
1,067	[2]	Triad Guaranty, Inc.	58,365
8,931		Trustco Bank Corp.	112,620
2,000	[2]	U.S.I. Holdings Corp.	30,300
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
5,360		UCBH Holdings, Inc.	$198,427
3,958	[2]	UICI	68,513
1,750		UMB Financial Corp.	87,867
2,700		US Restaurant Properties	43,092
1,261		USB Holdings Co., Inc.	26,544
3,024		Umpqua Holdings Corp.	57,305
800		Union Bankshares Corp.	24,968
2,850		United Community Banks, Inc.	68,172
2,692		United Community Financial Corp.	33,031
700		United Fire & Casualty Co.	30,681
100		United Mobile Homes, Inc.	1,442
900	[2]	United PanAm Financial Corp.	12,951
400		United Security Bancshares	8,900
2,500	[2]	Universal American Financial Corp.	27,500
1,200		Universal Health Realty Trust, Inc.	31,284
2,260		Unizan Financial Corp.	55,031
1,800		Urstadt Biddle Properties, Class A	24,984
8,625		Ventas, Inc.	190,526
100	[2]	Virginia Commerce Bancorp, Inc.	2,500
800		Virginia Financial Group, Inc.	25,688
8,560		W Holding Co., Inc.	145,862
1,261	[2]	WFS Financial, Inc.	56,165
500		WSFS Financial Corp.	24,230
700		Warwick Community Bancorp	21,959
5,102		Washington Real Estate Investment Trust	138,774
1,200		Washington Trust Bancorp	31,104
945		Wayne Bancorp, Inc.	21,829
3,875		Waypoint Financial Corp.	100,285
2,335		Wesbanco, Inc.	66,547
1,400		West Bancorp., Inc.	22,078
1,600		West Coast Bancorp	35,200
1,347		Westcorp, Inc.	59,403
735	[2]	Western Sierra Bancorp	30,679
100		Westfield Financial, Inc.	2,090
1,800		Willow Grove Bancorp, Inc.	28,800
2,100		Winston Hotels, Inc.	19,341
2,899		Wintrust Financial Corp.	137,674
2,200	[2]	World Acceptance Corp.	33,660
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
400		Yadkin Valley Bank and Trust Co.	$6,100
1,400		Yardville National Bancorp	34,300
1,279		Zenith National Insurance Corp.	55,150
2,859	[2]	eSpeed, Inc., Class A	50,318

		TOTAL	20,684,552

		Healthcare--13.8%
600	[2]	1-800 CONTACTS, Inc.	10,590
1,850	[2]	aaiPharma, Inc.	11,766
1,593	[2]	AMN Healthcare Services, Inc.	25,934
3,300	[2]	AVI BioPharma, Inc.	9,471
9,300	[2]	Abgenix, Inc.	151,311
1,400	[2]	Able Laboratories, Inc.	26,950
5,100	[2]	Accredo Health, Inc.	197,115
1,800	[2]	Aclara Biosciences, Inc.	7,362
5,500	[2]	Adolor Corp.	88,385
3,200	[2]	Advanced Medical Optics, Inc.	100,928
1,900	[2]	Advanced Neuromodulation Systems, Inc.	51,775
1,300	[2]	Advisory Board Co.	44,993
3,600	[2]	Aksys Ltd.	16,092
1,600	[2]	Alaris Medical, Inc.	31,072
2,694	[2]	Albany Molecular Research, Inc.	43,697
3,900	[2]	Alderwoods Group, Inc.	47,892
2,103	[2]	Alexion Pharmaceuticals, Inc.	47,360
4,700	[2]	Align Technology, Inc.	81,404
6,600	[2]	Alkermes, Inc.	101,178
1,300	[2]	Alliance Imaging, Inc.	4,966
3,921	[2]	Allscripts Healthcare Solutions, Inc.	36,897
4,045		Alpharma, Inc., Class A	87,898
1,000	[2]	Alteon, Inc.	1,640
3,100	[2]	American Healthcorp, Inc.	75,113
1,900	[2]	American Medical Systems Holdings, Inc.	49,324
1	[2]	American Pharmaceutical Partners, Inc.	42
2,200	[2]	Amerigroup Corp.	91,322
3,300	[2]	Amsurg Corp.	79,761
1,095		Analogic Corp.	51,848
2,734	[2]	Antigenics, Inc.	26,082
2,693	[2]	Aphton Corp.	13,196
7,600	[2]	Applera Corp.	89,604
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,200	[2]	Arena Pharmaceuticals, Inc.	$13,266
4,702	[2]	Ariad Pharmaceutiacals, Inc.	53,415
2,474		Arrow International, Inc.	74,022
2,262	[2]	Arthrocare Corp.	53,180
400	[2]	Aspect Medical Systems, Inc.	6,736
4,900	[2]	AtheroGenics, Inc.	115,738
2,600	[2]	Atrix Labs, Inc.	78,416
8,800	[2]	Avant Immunotherapeutics, Inc.	24,552
1,300	[2]	Bentley Pharmaceuticals, Inc.	16,016
9,646	[2]	Beverly Enterprises, Inc.	57,394
2,500	[2]	BioLase Technology, Inc.	32,200
6,694	[2]	BioMarin Pharmaceutical, Inc.	46,322
3,781	[2]	Biopure Corp.	4,734
1,603	[2]	Biosite Diagnostics, Inc.	63,511
2,310	[2]	Bioveris Corp.	28,644
953	[2]	Bone Care International, Inc.	23,501
1,900	[2]	Bradley Pharmaceuticals, Inc.	49,818
1,852	[2]	Bruker BioSciences Corp.	9,612
3,602	[2]	CONMED Corp.	88,897
2,500	[2]	CTI Molecular Imaging, Inc.	37,575
3,357	[2]	CV Therapeutics, Inc.	48,374
2,400	[2]	Candela Corp.	25,416
700	[2]	Cantel Medical Corp.	11,550
7,100	[2]	Cardiac Science, Inc.	21,300
3,471	[2]	CardioDynamics International Corp.	20,305
3,590	[2]	Cell Genesys, Inc.	39,669
3,706	[2]	Cell Therapeutics, Inc.	31,538
1,800	[2]	Centene Corp.	60,300
4,500	[2]	Cepheid, Inc.	34,830
3,600	[2]	Cerner Corp.	154,152
2,352	[2]	Cerus Corp.	7,668
1,400	[2]	Cholestech Corp.	13,706
2,200	[2]	Cima Labs, Inc.	69,608
2,400	[2]	Ciphergen Biosystems, Inc.	17,592
704	[2]	Closure Medical Corp.	18,283
1,400	[2]	CollaGenex Pharmaceuticals, Inc.	14,280
3,488	[2]	Columbia Laboratories, Inc.	17,367
700		Computer Programs & Systems, Inc.	13,832
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,000	[2]	Conceptus, Inc.	$23,000
3,493	[2]	Connetics Corp.	67,939
3,186		Cooper Companies, Inc.	172,044
4,531	[2]	Corixa Corp.	26,506
714	[2]	Corvel Corp.	22,191
6,443	[2]	Covance, Inc.	217,387
2,700	[2]	Cross Country Healthcare, Inc.	44,523
2,413	[2]	Cryolife, Inc.	13,802
3,438	[2]	Cubist Pharmaceuticals, Inc.	34,174
4,500	[2]	CuraGen Corp.	26,100
700	[2]	Curative Health Services, Inc.	8,120
2,698	[2]	Cyberonics, Inc.	63,916
11,900	[2]	Cytyc Corp.	254,660
1,600		D & K Healthcare Resources, Inc.	21,952
600	[2]	DJ Orthopedics, Inc.	13,818
1,600	[2]	DOV Pharmaceutical, Inc.	27,696
4,200	[2]	Dade Behring Holdings, Inc.	193,200
1,259		Datascope Corp.	41,698
4,100	[2]	Decode Genetics, Inc.	35,506
2,400	[2]	Dendreon Corp.	31,200
3,083	[2]	Dendrite International, Inc.	52,843
2,100		Diagnostic Products Corp.	89,586
1,496	[2]	Digene Corp.	53,108
3,700	[2]	Discovery Laboratories, Inc.	43,031
2,025	[2]	Diversa Corp.	19,278
2,700	[2]	Durect Corp.	10,800
1,300	[2]	EPIX Medical, Inc.	31,876
3,150	[2]	eResearch Technology, Inc.	99,162
3,994	[2]	Eclipsys Corp.	56,355
4,684	[2]	Encysive Pharmaceuticals, Inc.	47,074
2,394	[2]	Enzo Biochem, Inc.	34,833
6,000	[2]	Enzon, Inc.	87,060
1,400	[2]	Exact Sciences Corp.	9,520
600	[2]	Exactech, Inc.	12,426
5,155	[2]	Exelixis, Inc.	46,859
3,100	[2]	First Horizon Pharmaceutical Corp.	48,081
61,000	[2]	Five Star Quality Care, Inc., Rights	0
1,200	[2]	GTC Biotherapeutics, Inc.	2,220

Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
5,000	[2]	Gen-Probe, Inc.	$166,700
3,323	[2]	Gene Logic, Inc.	14,056
900	[2]	Genencor International, Inc.	13,068
2,150	[2]	Genesis Healthcare Corp.	50,288
4,947	[2]	Genta, Inc.	42,445
2,000	[2]	Gentiva Health Services, Inc.	29,220
3,140	[2]	Geron Corp.	23,770
4,030	[2]	Guilford Pharmaceuticals, Inc.	25,510
1,564	[2]	Haemonetics Corp.	44,152
2,100	[2]	Hanger Orthopedic Group, Inc.	34,377
1,600	[2]	HealthExtras, Inc.	20,352
1,000	[2]	Hi-Tech Pharmacal Co., Inc.	20,750
1,000	[2]	Hollis-Eden Pharmaceuticals, Inc.	7,900
2,600	[2]	Hologic, Inc.	52,130
5,958		Hooper Holmes, Inc.	32,829
900	[2]	ICU Medical, Inc.	30,033
1,851	[2]	IDX Systems Corp.	58,677
1,000	[2]	IMPAC Medical Systems, Inc.	24,380
3,037	[2]	INAMED Corp.	178,697
3,875	[2]	Ilex Oncology, Inc.	89,861
2,175	[2]	Immucor, Inc.	53,614
4,845	[2]	Immunogen, Inc.	41,328
4,563	[2]	Immunomedics, Inc.	22,085
3,300	[2]	Impax Laboratories, Inc.	68,673
7,600	[2]	Incyte Genomics, Inc.	60,344
4,500	[2]	Indevus Pharmaceuticals, Inc.	32,670
3,000	[2]	Inspire Pharmaceuticals, Inc.	49,320
2,200	[2]	Integra Lifesciences Corp.	70,400
3,548	[2]	InterMune, Inc.	52,333
1,500	[2]	Interpore International, Inc.	21,585
2,400	[2]	Intuitive Surgical, Inc.	38,760
2,763		Invacare Corp.	110,050
3,100	[2]	Inveresk Research Group, Inc.	87,854
1,100	[2]	Inverness Medical Innovations, Inc.	20,735
5,578	[2]	Isis Pharmaceuticals, Inc.	40,552
3,450	[2]	KV Pharmaceutical Co., Class A	82,869
1,200	[2]	Kensey Nash Corp.	38,880
1,600	[2]	Kindred Healthcare, Inc.	78,368
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,478	[2]	Kos Pharmaceuticals, Inc.	$60,834
1,900	[2]	Kosan Biosciences, Inc.	26,258
1,900	[2]	Kyphon, Inc.	47,690
5,100	[2]	La Jolla Pharmaceutical Co.	17,034
1,100	[2]	Labone, Inc.	32,494
600	[2]	Lannett Co., Inc.	9,606
1,900	[2]	Laserscope	56,449
3,650	[2]	Lexicon Genetics, Inc.	25,769
4,800	[2]	LifePoint Hospitals, Inc.	171,648
1,000	[2]	Lifeline Systems, Inc.	19,810
7,853	[2]	Ligand Pharmaceuticals, Inc., Class B	168,133
2,139	[2]	Luminex Corp.	20,427
3,562	[2]	MGI PHARMA, Inc.	220,203
3,200	[2]	MIM Corp.	24,160
2,666	[2]	Martek Biosciences Corp.	169,264
1,300	[2]	Matria Healthcare, Inc.	24,921
2,992		Matthews International Corp., Class A	91,256
2,407	[2]	Maxygen, Inc.	26,212
9,100	[2]	Medarex, Inc.	86,723
1,400	[2]	Medical Action Industries, Inc.	26,643
1,900	[2]	Medical Staffing Network Holdings, Inc.	15,029
5,200	[2]	Medicines Co.	170,092
4,876		Mentor Corp.	154,569
1,900		Meridian Bioscience, Inc.	20,900
3,254	[2]	Merit Medical Systems, Inc.	51,120
2,076		Mine Safety Appliances Co.	56,260
1,871	[2]	Molecular Devices Corp.	36,672
3,800	[2]	Myriad Genetics, Inc.	65,474
3,721		NDCHealth Corp.	85,099
3,439	[2]	NPS Pharmaceuticals, Inc.	86,147
7,903	[2]	Nabi Biopharmaceuticals	129,214
700		National Healthcare Corp.	20,650
5,600	[2]	Nektar Therapeutics	113,400
1,374	[2]	NeoPharm, Inc.	28,098
1,631	[2]	Neose Technologies, Inc.	14,989
2,401	[2]	Noven Pharmaceuticals, Inc.	47,156
1,200	[2]	Novoste Corp.	3,564
2,066	[2]	Nuvelo, Inc.	22,333
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
4,100	[2]	OSI Pharmaceuticals, Inc.	$302,539
2,217	[2]	Ocular Sciences, Inc.	62,298
4,175	[2]	Odyssey Healthcare, Inc.	70,182
1,400	[2]	Omnicell, Inc.	19,292
2,900	[2]	Onyx Pharmaceuticals, Inc.	143,028
2,025	[2]	Option Care, Inc.	28,998
3,400	[2]	OraSure Technologies, Inc.	28,594
4,900	[2]	OrthoLogic Corp.	39,151
4,800	[2]	Orthodontic Centers of America, Inc.	34,416
3,000	[2]	Osteotech, Inc.	19,920
3,326		Owens & Minor, Inc.	80,822
976	[2]	PDI, Inc.	24,947
8,261	[2]	PSS World Medical, Inc.	92,441
1,900	[2]	Pain Therapeutics, Inc.	13,965
3,600	[2]	Palatin Technologies, Inc.	12,780
3,305	[2]	Parexel International Corp.	64,580
2,500	[2]	Pediatrix Medical Group	178,750
1,500	[2]	Penwest Pharmaceuticals Co.	23,850
3,343	[2]	Per-Se Technologies, Inc.	35,770
15,013	[2]	Peregrine Pharmaceuticals, Inc.	25,072
6,774		Perrigo Co.	146,115
2,832	[2]	Pharmacopedia, Inc.	50,778
2,554		PolyMedica Industries, Inc.	71,103
1,600	[2]	Possis Corp.	40,688
2,800	[2]	Pozen, Inc.	33,152
5,861	[2]	Praecis Pharmaceuticals, Inc.	34,228
4,000	[2]	Priority HealthCare Corp., Class B	80,200
800	[2]	Progenics Pharmaceuticals, Inc.	15,848
4,840	[2]	Province Healthcare Co.	77,392
4,200	[2]	Quidel Corp.	28,560
3,000	[2]	Regeneration Technologies, Inc.	28,500
3,612	[2]	Regeneron Pharmaceuticals, Inc.	45,258
2,399	[2]	RehabCare Group, Inc.	49,060
3,000	[2]	Repligen Corp.	9,150
200	[2]	Retractable Technologies, Inc.	1,340
56	[2]	Rigel Pharmaceuticals, Inc.	1,188
1,363		Roto-Rooter, Inc.	65,969
800	[2]	SFBC International, Inc.	29,248
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,900	[2]	Salix Pharmaceuticals Ltd.	$58,767
6,557	[2]	Savient Pharmaceuticals, Inc.	24,589
3,900	[2]	SciClone Pharmaceuticals, Inc.	19,539
1,800	[2]	Seattle Genetics, Inc.	14,940
4,800		Select Medical Corp.	90,960
3,500	[2]	Serologicals Corp.	64,820
3,200	[2]	Sierra Health Services, Inc.	118,880
322	[2]	Sirna Therapeutics, Inc.	1,069
2,400	[2]	Sola International, Inc.	49,248
1,887	[2]	SonoSight, Inc.	40,608
700	[2]	Specialty Labratories, Inc.	7,070
2,400	[2]	Staar Surgical Co.	20,400
10,160	[2]	Stewart Enterprises, Inc., Class A	74,168
1,788	[2]	Sunrise Senior Living, Inc.	56,501
4,226	[2]	SuperGen, Inc.	34,695
2,232	[2]	SurModics, Inc.	49,952
4,000	[2]	Sybron Dental Specialties, Inc.	117,000
700	[2]	Synovis Life Technologies, Inc.	11,200
2,900	[2]	Tanox, Inc.	49,445
4,800	[2]	Techne Corp.	187,008
4,200	[2]	Telik, Inc.	98,574
3,193	[2]	Theragenics Corp.	16,731
1,800	[2]	Third Wave Technologies, Inc.	8,730
6,030	[2]	Thoratec Laboratories Corp.	82,068
3,703	[2]	Transkaryotic Therapies, Inc.	53,805
2,300	[2]	TriPath Imaging, Inc.	19,550
3,235	[2]	TriZetto Group, Inc.	21,966
1,690	[2]	Trimeris, Inc.	24,843
5,445	[2]	Tularik, Inc.	134,328
1,250	[2]	U.S. Physical Therapy, Inc.	17,763
8,754	[2]	US Oncology, Inc.	130,435
2,100	[2]	United Surgical Partners International, Inc.	76,062
2,173	[2]	United Therapeutics Corp.	53,499
3,200	[2]	VCA Antech, Inc.	130,848
4,443	[2]	VISX, Inc.	97,257
1,774	[2]	Ventana Medical Systems	87,795
8,100	[2]	Vertex Pharmaceuticals, Inc.	69,984
3,100	[2]	Viasys Healthcare, Inc.	60,140
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
5,900	[2]	Vicuron Pharmaceuticals, Inc.	$134,579
1,500	[2]	VistaCare, Inc., Class A	37,785
1,300	[2]	Vital Images, Inc.	14,430
1,001		Vital Signs, Inc.	32,162
5,200	[2]	VitalWorks, Inc.	19,708
4,000	[2]	Vivus, Inc.	19,520
1,392		West Pharmaceutical Services, Inc.	54,010
2,500	[2]	Wilson Greatbatch Technology, Inc.	86,250
2,100	[2]	Wright Medical Group, Inc.	72,114
400		Young Innovations, Inc.	13,960
694	[2]	Zoll Medical Corp.	20,903
1,100	[2]	Zymogenetics, Inc.	17,435

		TOTAL	14,567,011

		Industrials--13.7%
1,100	[2]	A.S.V., Inc.	32,648
4,367	[2]	AAR Corp.	44,325
4,004		ABM Industries, Inc.	73,914
17,800	[2]	AMR Corp.	202,030
1,000	[2]	Aaon, Inc.	19,940
2,100		Aceto Corp.	28,728
2,000	[2]	Actuant Corp.	68,360
4,377		Acuity Brands, Inc.	107,105
2,326	[2]	Administaff, Inc.	40,705
8,794	[2]	AirTran Holdings, Inc.	107,375
500		Alamo Group, Inc.	8,285
2,251	[2]	Alaska Air Group, Inc.	49,815
2,756		Albany International Corp., Class A	84,058
5,259		Alexander and Baldwin, Inc.	166,132
100		Ambassadors International, Inc.	1,295
3,100	[2]	America West Holdings Corp., Class B	30,690
600		American Woodmark Corp.	38,520
900		Angelica Corp.	20,700
3,200		Apogee Enterprises, Inc.	35,648
2,126		Applied Industrial Technologies, Inc.	55,871
1,400		Applied Signal Technology, Inc.	37,856
3,100	[2]	Arbitron, Inc.	115,475
2,784		Arkansas Best Corp.	72,356
2,620	[2]	Armor Holdings, Inc.	86,565
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,238	[2]	Artesyn Technologies, Inc.	$39,032
1,661	[2]	Astec Industries, Inc.	29,632
4,338	[2]	Atlantic Coast Airlines	28,414
783	[2]	Aura Systems, Inc, Warrants	0
2,800	[2]	Aviall, Inc.	46,340
900		BHA Group, Inc.	28,737
3,076		Baldor Electric Co.	69,456
2,300		Banta Corp.	102,304
1,778		Barnes Group, Inc.	48,451
2,713		Belden, Inc.	47,450
3,555		Bowne & Co., Inc.	60,186
1,887		Brady (W.H.) Co.	73,329
2,323		Briggs & Stratton Corp.	162,610
1,273	[2]	Bright Horizons Family Solutions, Inc.	56,483
5,700		Brinks Co. (The)	158,061
2,529		C&D Technologies, Inc.	39,200
1,351		CDI Corp.	43,583
1,000		CIRCOR International, Inc.	19,560
2,609		CLARCOR, Inc.	114,848
1,367		CPI Corp.	20,970
1,100		Cascade Corp.	22,902
2,009	[2]	Casella Waste Systems, Inc.	29,131
1,865		Central Parking Corp.	35,603
8,559	[2]	Century Business Services, Inc.	35,349
1,800	[2]	Ceradyne, Inc.	51,372
1,100	[2]	Charles River Associates, Inc.	35,497
900	[2]	Clean Harbors, Inc.	7,731
1,445	[2]	CoStar Group, Inc.	56,976
1,925	[2]	Coinstar, Inc.	33,206
1,200	[2]	Consolidated Graphics, Inc.	44,784
6,900	[2]	Continental Airlines, Inc., Class B	73,554
7,200	[2]	Copart, Inc.	136,512
1,800	[2]	Cornell Corrections, Inc.	21,834
3,697	[2]	Corrections Corp. of America	134,719
800	[2]	Covenant Transport, Inc., Class A	14,088
1,600		Cubic Corp.	37,760
1,548	[2]	Cuno, Inc.	68,205
2,132		Curtiss Wright Corp.	100,417
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
2,321	[2]	DRS Technologies, Inc.	$65,568
5,900	[2]	Darling International, Inc.	22,420
2,900	[2]	Dollar Thrifty Automotive Group	76,415
700	[2]	Ducommun, Inc.	16,520
2,000	[2]	Duratek, Inc.	26,000
5,000	[2]	Dycom Industries, Inc.	117,900
2,200		EDO Corp.	49,940
3,942	[2]	EGL, Inc.	73,085
1,583	[2]	ESCO Technologies, Inc.	76,459
1,479	[2]	Electro Rent Corp.	15,041
2,367		ElkCorp	65,613
1,178	[2]	Emcor Group, Inc.	48,180
2,100	[2]	EnPro Industries, Inc.	41,580
1,100	[2]	Encore Wire Corp.	30,074
1,675	[2]	Energy Conversion Devices, Inc.	19,480
2,325		Engineered Support Systems, Inc.	113,065
1,700		Ennis Business Forms, Inc.	25,483
2,151	[2]	Esterline Technologies Corp.	53,237
3,200	[2]	ExpressJet Holdings, Inc.	40,704
4,200	[2]	Exult, Inc.	25,662
4,150	[2]	FTI Consulting, Inc.	68,268
5,013		Federal Signal Corp.	91,237
2,050	[2]	First Consulting Group, Inc.	11,378
1,900		Florida East Coast Industries, Inc.	69,255
5,000	[2]	Flowserve Corp.	106,850
1,101	[2]	Forward Air Corp.	36,641
720		Franklin Electronics, Inc.	43,387
3,661	[2]	Frontier Airlines, Inc.	33,242
4,140	[2]	Fuelcell Energy, Inc.	68,227
2,155		G & K Services, Inc., Class A	81,675
1,645	[2]	Gardner Denver, Inc.	43,132
3,290		GenCorp, Inc.	34,907
600	[2]	General Binding Corp.	8,400
3,467	[2]	General Cable Corp.	26,696
1,950	[2]	Genesee & Wyoming, Inc., Class A	44,948
1,254	[2]	Genlyte Group, Inc.	71,879
1,000	[2]	Geo Group, Inc.	23,500
1,900	[2]	Gerber Scientific, Inc.	11,400
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,200		Gevity HR, Inc.	$26,436
2,700	[2]	Global Power Equipment Group	19,548
800		Gorman Rupp Co.	21,040
4,166		Granite Construction, Inc.	82,695
200	[2]	Greenbrier Cos., Inc.	3,380
3,229	[2]	Griffon Corp.	70,877
600	[2]	Gundle/SLT Environmental, Inc.	11,058
2,891		Harland (John H.) Co.	89,072
1,500		Healthcare Services Group, Inc.	23,550
3,400		Heartland Express, Inc.	83,470
1,358		Heico Corp.	21,728
135		Heico Corp., Class A	1,694
2,122	[2]	Heidrick & Struggles International, Inc.	52,689
1,700	[2]	Herley Industries, Inc.	35,445
2,369	[2]	Hexcel Corp.	19,900
1,200	[2]	Hudson Highland Group, Inc.	36,708
3,146		Hughes Supply, Inc.	175,830
600	[2]	ICT Group, Inc.	6,594
3,325		IDEX Corp.	157,106
1,574	[2]	II-VI, Inc.	38,846
1,600	[2]	Imagistics International, Inc.	64,784
2,992	[2]	Insituform Technologies, Inc., Class A	48,590
906	[2]	Insurance Automotive Auctions, Inc.	14,251
3,303	[2]	Integrated Electrical Services	32,204
2,128	[2]	Intermagnetics General Corp.	52,179
2,400	[2]	Invision Technologies, Inc.	119,232
1,643	[2]	Ionics, Inc.	37,904
4,563		JLG Industries, Inc.	67,487
8,978	[2]	Jacuzzi Brands, Inc.	78,468
6,200		Joy Global, Inc.	162,750
900	[2]	KVH Industries, Inc.	12,388
1,228	[2]	Kadant, Inc.	22,595
2,341		Kaman Corp., Class A	29,099
7,700	[2]	Kansas City Southern Industries, Inc.	106,645
3,268		Kaydon Corp.	91,406
1,720		Kelly Services, Inc., Class A	51,118
3,495		Kennametal, Inc.	150,844
1,935	[2]	Kirby Corp.	66,758
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
2,599	[2]	Knight Transportation, Inc.	$66,950
3,308	[2]	Korn/Ferry International	49,554
4,800	[2]	Kroll, Inc.	142,272
1,875		LSI Industries, Inc.	21,731
3,870	[2]	Labor Ready, Inc.	48,917
3,624	[2]	Landstar System, Inc.	162,935
525		Lawson Products, Inc.	18,296
1,026	[2]	Learning Tree International, Inc.	16,149
4,660		Lennox International, Inc.	77,869
3,420		Lincoln Electric Holdings	107,833
1,272		Lindsay Manufacturing Co.	30,083
1,500	[2]	Lydall, Inc.	14,640
2,925	[2]	MOOG, Inc., Class A	96,525
600	[2]	MTC Technologies, Inc.	15,726
3,128	[2]	Mail-Well, Inc.	12,668
971	[2]	Mair Holding, Inc.	8,555
3,252		Manitowoc, Inc.	98,893
2,100	[2]	Mastec, Inc.	15,393
756		McGrath Rentcorp.	23,560
1,199	[2]	Medis Technologies Ltd.	14,916
1,128	[2]	MemberWorks, Inc.	33,287
2,647	[2]	Mercury Computer Systems, Inc.	59,293
3,422	[2]	Mesa Air Group, Inc.	24,194
1,406		Milacron, Inc.	5,526
1,576	[2]	Mobile Mini, Inc.	30,338
3,581		Mueller Industries, Inc.	120,143
514		NACCO Industries, Inc., Class A	43,731
1,927	[2]	NCI Building System, Inc.	56,403
1,927	[2]	NCO Group, Inc.	43,743
5,039	[2]	Navigant Consulting, Inc.	88,334
1,091		New England Business Service, Inc.	37,869
3,486		Nordson Corp.	120,476
7,200	[2]	Northwest Airlines Corp., Class A	67,680
1,500	[2]	Old Dominion Freight Lines, Inc.	55,920
5,562	[2]	Orbital Sciences Corp.	71,639
3,558		OshKosh Truck Corp.	182,170
400	[2]	P.A.M. Transportation Services, Inc.	7,056
1,066	[2]	PICO Holdings, Inc.	16,896
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,137	[2]	PRG-Schultz International, Inc.	$19,444
2,400	[2]	Pacer International, Inc.	45,120
1,070		Penn Engineering & Manufacturing Corp.	18,190
1,200	[2]	Perini Corp.	16,920
4,700	[2]	Plug Power, Inc.	36,519
1,000	[2]	Portfolio Recovery Associates, Inc.	26,710
1,200	[2]	Powell Industries, Inc.	19,080
6,700	[2]	Power-One, Inc.	57,620
1,421	[2]	Pre-Paid Legal Services, Inc.	35,525
1,700	[2]	Princeton Review (The), Inc.	14,263
7,700	[2]	Quanta Services, Inc.	42,119
1,000		Quixote Corp.	19,400
3,100	[2]	RailAmerica, Inc.	37,882
600		Raven Industries, Inc.	19,500
2,498		Regal Beloit Corp.	49,985
2,486		Reliance Steel & Aluminum Co.	82,088
2,500	[2]	Resources Connection, Inc.	100,775
1,047		Robbins & Myers, Inc.	22,887
2,627		Rollins, Inc.	62,391
3,977		Roper Industries, Inc.	193,083
1,901	[2]	SCS Transportation, Inc.	43,495
1,574	[2]	SOURCECORP, Inc.	40,436
800		Schawk, Inc.	10,400
2,060	[2]	School Specialty, Inc.	73,398
374	[2]	Sequa Corp., Class A	18,262
7,100	[2]	Shaw Group, Inc.	85,200
1,554		Simpson Manufacturing Co., Inc.	81,057
6,100		SkyWest, Inc.	111,020
1,804		Smith (A.O.) Corp.	53,940
4,741	[2]	Sothebys Holdings, Inc., Class A	61,586
6,265	[2]	Spherion Corp.	61,710
1,630		Standard Register	24,026
1,177		Standex International Corp.	31,661
3,365		Stewart & Stevenson Services	53,773
1,292		Strayer Education, Inc.	161,461
4,060	[2]	Sylvan Learning Systems, Inc.	143,115
272	[2]	TIMCO Aviation Services, Warrants	0
1,000	[2]	TRC Cos., Inc.	16,330
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
2,026		Tecumseh Products Co., Class A	$78,751
4,300	[2]	TeleTech Holdings, Inc.	26,273
3,352	[2]	Teledyne Technologies, Inc.	63,621
1,061		Tennant Co.	42,122
4,562	[2]	Terex Corp.	149,862
5,987	[2]	Tetra Tech, Inc.	99,444
5,300		Thomas & Betts Corp.	127,412
976	[2]	Thomas Industries, Inc.	32,940
2,552		Toro Co.	148,399
3,121		Tredegar Industries, Inc.	41,478
729	[2]	Trex Co. Inc.	28,220
3,936		Trinity Industries, Inc.	119,221
1,510	[2]	Triumph Group, Inc.	48,547
4,300	[2]	U.S.G. Corp.	61,189
1,728	[2]	URS Corp.	44,634
600	[2]	US Xpress Enterprises, Inc., Class A	8,874
3,033		USF Corp.	100,847
1,100		United Industrial Corp.	22,594
5,600	[2]	United Rentals, Inc.	96,320
3,593	[2]	United Stationers, Inc.	136,534
1,638		Universal Forest Products, Inc.	44,373
4,500	[2]	Valence Technology, Inc.	19,395
1,464		Valmont Industries, Inc.	30,012
2,066	[2]	Vicor Corp.	28,717
874	[2]	Volt Information Science, Inc.	22,558
3,172	[2]	Wabash National Corp.	80,601
3,335		Wabtec Corp.	54,361
2,951		Walter Industries, Inc.	36,828
3,100	[2]	Washington Group International, Inc.	111,972
2,991	[2]	Waste Connections, Inc.	120,448
1,948		Watsco, Inc.	56,784
3,500	[2]	Watson Wyatt & Co. Holdings	91,805
1,680		Watts Industries, Inc., Class A	41,143
1,198		Woodward Governor Co.	74,683
5,182	[2]	Yellow Roadway Corp.	176,447
5,100		York International Corp.	199,920

		TOTAL	14,486,361

Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--17.5%
4,900	[2]	aQuantive, Inc.	$49,245
3,570	[2]	ATMI, Inc.	78,826
2,751	[2]	Actel Corp.	54,800
3,600	[2]	ActivCard Corp.	22,716
15,600	[2]	Activision, Inc.	234,936
14,000	[2]	Adaptec, Inc.	109,480
7,294	[2]	Advanced Digital Information Corp.	77,025
1,769	[2]	Advanced Energy Industries, Inc.	23,422
3,900	[2]	Advent Software, Inc.	72,852
6,394	[2]	Aeroflex, Inc.	80,437
4,600	[2]	Agile Software Corp.	34,730
3,879		Agilysys, Inc.	45,501
12,300	[2]	Akamai Technologies, Inc.	145,386
3,488	[2]	Alliance Semiconductor Corp.	20,196
1,100	[2]	Altiris, Inc.	27,830
2,380	[2]	Anaren Microwave, Inc.	35,105
18,120	[2]	Andrew Corp.	307,134
3,330	[2]	Anixter International, Inc.	97,569
300	[2]	Ansoft Corp.	4,185
1,900	[2]	Ansys, Inc.	70,395
1,800	[2]	Anteon International Corp.	56,160
1,200	[2]	Applied Films Corp.	28,560
28,300	[2]	Ariba, Inc.	62,543
6,800	[2]	Arris Group, Inc.	40,664
2,200	[2]	Artisan Components, Inc.	51,480
6,725	[2]	Ascential Software Corp.	114,325
4,100	[2]	Asiainfo Holdings, Inc.	20,910
4,900	[2]	Ask Jeeves, Inc.	173,803
4,100	[2]	Aspect Communications Corp.	48,503
5,179	[2]	Aspen Technology, Inc.	33,664
5,248	[2]	Asyst Technologies, Inc.	34,689
1,840	[2]	Atari, Inc.	5,575
1,798	[2]	Audiovox Corp., Class A	27,150
3,800	[2]	Autobytel.com, Inc.	35,568
6,300	[2]	Avanex Corp.	18,711
3,697	[2]	Avid Technology, Inc.	177,345
10,400	[2]	Axcelis Technologies, Inc.	109,304
2,199		BARRA, Inc.	89,829
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,200		BEI Technologies, Inc.	$25,296
600	[2]	Bankrate, Inc.	7,272
1,000		Bel Fuse, Inc.	30,880
4,728	[2]	Benchmark Electronics, Inc.	127,798
1,922		Black Box Corp.	97,926
9,520	[2]	Borland Software Corp.	78,540
2,300	[2]	Broadvision, Inc.	8,027
4,301	[2]	Brooks Automation, Inc.	71,569
3,324	[2]	C-COR Electronics, Inc.	30,182
3,008	[2]	CACI International, Inc., Class A	136,864
1,620	[2]	CCC Information Service Group, Inc.	26,082
47,200	[2]	CMG Information Services, Inc.	81,656
11,900	[2]	CNET, Inc.	101,388
5,500	[2]	CSG Systems International, Inc.	92,345
3,650		CTS Corp.	47,633
4,519	[2]	Cable Design Technologies, Class A	38,547
2,200	[2]	Cabot Microelectronics Corp.	64,966
600	[2]	Catapult Communications Corp.	11,286
3,267	[2]	Centillium Communications, Inc.	12,415
1,200	[2]	Ceva, Inc.	9,684
3,432	[2]	Checkpoint Systems, Inc.	55,152
5,000	[2]	ChipPAC, Inc.	30,650
5,480	[2]	Ciber, Inc.	47,950
7,300	[2]	Cirrus Logic, Inc.	45,479
4,000		Cognex Corp.	127,120
3,044	[2]	Coherent, Inc.	74,426
2,721		Cohu, Inc.	47,618
5,400	[2]	CommScope, Inc.	94,554
2,400	[2]	Compucom System, Inc.	11,616
3,200	[2]	Computer Horizons Corp.	11,808
2,383	[2]	Computer Network Technology	15,609
1,850	[2]	Comtech Telecommunications Corp.	29,933
1,700	[2]	Concord Communications, Inc.	20,825
3,000	[2]	Concur Technologies, Inc.	31,050
7,642	[2]	Concurrent Computer Corp.	15,666
42,799	[2]	Conexant Systems, Inc.	186,176
300	[2]	Convera Corp.	900
44,500	[2]	Corvis Corp.	69,420
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
7,300	[2]	Cray, Inc.	$45,260
6,440	[2]	Credence Systems Corp.	71,742
600	[2]	CyberGuard Corp.	5,160
4	[2]	CycleLogic, Inc.	0
4,200	[2]	Cymer, Inc.	134,316
3,318	[2]	DSP Group, Inc.	82,220
2,000	[2]	Daktronics, Inc.	42,460
1,846	[2]	Datastream Systems, Inc.	13,070
1,483	[2]	Digimarc Corp.	16,728
3,490	[2]	Digital Insight Corp.	67,357
2,900	[2]	Digital River, Inc.	74,675
2,800	[2]	DigitalThink, Inc.	6,776
1,667	[2]	Digitas, Inc.	16,520
1,050	[2]	Diodes, Inc.	22,796
2,101	[2]	Dionex Corp.	107,214
3,100	[2]	Ditech Communications Corp.	44,578
4,100	[2]	Dot Hill Systems Corp.	30,750
1,400	[2]	Drexler Technology, Corp.	21,224
1,660	[2]	Dupont Photomasks, Inc.	34,329
1,600	[2]	eCollege.com	28,928
4,900	[2]	eFunds Corp.	78,694
1,600	[2]	eUniverse, Inc.	3,920
6,900	[2]	E.piphany, Inc.	30,222
1,800	[2]	EPIQ Systems, Inc.	25,650
3,684	[2]	ESS Technology, Inc.	39,492
13,800	[2]	EarthLink Network, Inc.	127,098
3,000	[2]	Echelon Corp.	32,700
3,139	[2]	Electro Scientific Industries, Inc.	64,161
4,800	[2]	Electronics for Imaging, Inc.	121,824
1,489	[2]	Embarcadero Technologies, Inc.	19,223
5,600	[2]	Entegris, Inc.	56,840
21,400	[2]	Enterasys Networks, Inc.	44,940
5,100	[2]	Entrust Technologies, Inc.	23,307
4,000	[2]	Epicor Software Corp.	51,240
2,200	[2]	Euronet Worldwide, Inc.	42,746
4,844	[2]	Exar Corp.	73,919
950	[2]	Excel Technology, Inc.	32,148
11,400	[2]	Extreme Networks, Inc.	63,042

Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,996	[2]	F5 Networks, Inc.	$76,098
2,531	[2]	FEI Co.	50,569
3,600	[2]	FLIR Systems, Inc.	168,876
3,573	[2]	FalconStor Software, Inc.	24,225
1,200	[2]	Fargo Electronics	11,580
4,137	[2]	Filenet Corp.	113,602
1,600	[2]	FindWhat.com	32,254
14,500	[2]	Finisar Corp.	25,665
1,441	[2]	Forrester Research, Inc.	24,987
4,700	[2]	FreeMarkets, Inc.	32,665
8,421	[2]	Gartner Group, Inc., Class A	100,547
800	[2]	Gartner Group, Inc., Class B	9,448
22,900	[2]	Gateway, Inc.	110,378
4,300	[2]	Genesis Microchip, Inc.	64,629
2,000	[2]	Global Imaging Systems, Inc.	69,240
800	[2]	Group 1 Software, Inc.	18,208
6,400	[2]	Harmonic Lightwaves, Inc.	42,304
3,251		Helix Technology Corp.	57,218
8	[2]	Hi/fn, Inc.	70
9,300	[2]	Homestore.com, Inc.	44,640
2,760	[2]	Hutchinson Technology, Inc.	67,868
2,700	[2]	Hypercom Corp.	18,090
5,192	[2]	Hyperion Solutions Corp.	199,269
2,000	[2]	IGATE Capital Corp.	10,600
900	[2]	iPayment Holdings, Inc.	30,510
1,644	[2]	IXYS Corp.	14,089
9,264	[2]	Identix, Inc.	58,919
5,297	[2]	InFocus Corp.	43,276
1,200	[2]	Inet Technologies, Inc.	11,820
2,700	[2]	InfoSpace.com, Inc.	88,263
3,124	[2]	InfoUSA, Inc.	28,397
6,700	[2]	Informatica Corp.	48,508
3,200	[2]	Innovex, Inc.	17,856
1,000	[2]	Integral Systems, Inc.	18,000
3,565	[2]	Integrated Silicon Solution, Inc.	48,947
4,400	[2]	Intelidata Technologies Corp.	4,796
3,200	[2]	Intellisync Corp.	7,744
2,280		Inter-Tel, Inc.	54,583
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,372	[2]	Intercept Group, Inc.	$35,177
4,418	[2]	Intergraph Corp.	111,378
2,183	[2]	Interland, Inc.	7,793
3,900	[2]	Internet Security Systems, Inc.	51,831
3,500	[2]	Intervoice, Inc.	43,575
4,525	[2]	Interwoven, Inc.	37,965
2,200	[2]	Intrado, Inc.	37,818
5,412	[2]	Iomega Corp.	27,547
1,900	[2]	Itron, Inc.	40,622
2,400	[2]	Ixia	21,432
2,000	[2]	j2 Global Communications, Inc.	46,320
3,493	[2]	JDA Software Group, Inc.	45,863
1,800	[2]	KFX, Inc.	18,162
1,800	[2]	Kana Software, Inc.	4,500
6,900	[2]	Keane, Inc.	97,980
1,056		Keithley Instruments, Inc.	22,018
9,100	[2]	Kemet Corp.	112,658
1,718	[2]	Keynote Systems, Inc.	20,375
3,300	[2]	Komag, Inc.	41,943
7,300	[2]	Kopin Corp.	36,354
3,115	[2]	Kronos, Inc.	113,635
5,894	[2]	Kulicke & Soffa Industries	58,527
5,231	[2]	LTX Corp.	57,175
800		Landauer, Inc.	31,248
13,000	[2]	Lattice Semiconductor Corp.	92,560
4,300	[2]	Lawson Software Inc.	30,487
8,000	[2]	Lexar Media, Inc.	74,400
3,421	[2]	Lightbridge, Inc.	21,758
3,300	[2]	Lionbridge Technologies, Inc.	29,766
2,064	[2]	Littelfuse, Inc.	79,258
10,000	[2]	LookSmart Ltd.	20,200
1,800	[2]	MAPICS, Inc.	14,310
2,063	[2]	MICROS Systems Corp.	90,504
2,800	[2]	MKS Instruments, Inc.	53,816
9,958	[2]	MPS Group, Inc.	108,941
2,058	[2]	MRO Software, Inc.	27,433
10,990	[2]	MRV Communications, Inc.	25,827
2,500	[2]	MSC Software Corp.	23,300
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,300		MTS Systems Corp.	$54,165
4,300	[2]	Macrovision Corp.	72,412
2,600	[2]	Magma Design Automation	48,464
1,100	[2]	ManTech International Corp., Class A	27,610
2,312	[2]	Manhattan Associates, Inc.	62,123
6,400	[2]	Manugistics Group, Inc.	34,624
100	[2]	Marketwatch.Com, Inc.	1,050
5,118	[2]	MatrixOne, Inc.	30,759
2,471	[2]	Mattson Technology, Inc.	24,166
1,779	[2]	Maximus, Inc.	62,265
1,085	[2]	Medquist, Inc.	14,767
7,600	[2]	Mentor Graphics Corp.	126,084
3,486		Methode Electronics, Inc., Class A	39,531
1,000	[2]	Metrologic Instruments, Inc.	15,720
5,900	[2]	Micrel, Inc.	72,098
1,437	[2]	MicroStrategy, Inc., Class A	69,035
6,700	[2]	Micromuse, Inc.	44,957
7,008	[2]	Microsemi Corp.	76,177
2,489	[2]	Midway Games, Inc.	20,609
9,400	[2]	Mindspeed Technologies, Inc.	48,316
300	[2]	Mobius Management Systems, Inc.	1,923
2,200	[2]	Monolithic System Technology, Inc.	16,544
4,100	[2]	Mykrolis Corp.	59,655
1,100	[2]	NASSDA Corp.	7,535
2,400	[2]	NIC, Inc.	12,504
3,100	[2]	NYFIX, Inc.	15,500
400	[2]	National Processing, Inc.	9,920
800	[2]	Neoforma, Inc.	10,456
1,800	[2]	Neoware Systems, Inc.	16,056
3,594	[2]	Net2Phone, Inc.	13,981
5,600	[2]	NetIQ Corp.	72,016
868	[2]	NetRatings, Inc.	10,520
2,023	[2]	NetScout Systems, Inc.	14,017
2,719	[2]	Netegrity, Inc.	22,840
2,100	[2]	Network Equipment Technologies, Inc.	17,955
4,100	[2]	Newport Corp.	60,844
1,518	[2]	Nuance Communications, Inc.	7,377
2,900	[2]	ON Semiconductor Corp.	14,007
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,200	[2]	OPNET Technologies, Inc.	$17,496
1,100	[2]	OSI Systems, Inc.	25,091
5,000	[2]	Omnivision Technologies, Inc.	111,510
6,333	[2]	Openwave Systems, Inc.	53,957
11,600	[2]	Oplink Communications, Inc.	22,272
5,000	[2]	Opsware, Inc.	36,600
1,700	[2]	Optical Communication Products, Inc.	3,723
1,400	[2]	Overland Storage, Inc.	19,866
2,681	[2]	PC-Tel, Inc.	29,705
1,300	[2]	PDF Solutions, Inc.	12,870
2,461	[2]	Packeteer, Inc.	29,655
3,939	[2]	PalmOne, Inc.	64,284
1,610	[2]	PalmSource, Inc.	33,536
23,900	[2]	Parametric Technology Corp.	109,462
2,492		Park Electrochemical Corp.	58,736
3,352	[2]	Paxar Corp.	55,241
880	[2]	Pec Solutions, Inc.	10,190
3,223	[2]	Pegasus Systems, Inc.	34,486
700	[2]	Pegasystems, Inc.	6,020
3,100	[2]	Pemstar, Inc.	10,106
2,184	[2]	Pericom Semiconductor Corp.	23,041
7,700	[2]	Perot Systems Corp.	102,564
1,899	[2]	Photon Dynamics, Inc.	58,869
3,824	[2]	Photronics, Inc.	56,939
6,214	[2]	Pinnacle Systems, Inc.	48,904
3,841	[2]	Pixelworks, Inc.	68,677
1,700	[2]	Planar Systems, Inc.	20,723
5,074	[2]	Plantronics, Inc.	192,558
4,258	[2]	Plexus Corp.	61,230
2,700	[2]	Portal Software, Inc.	14,661
2,692	[2]	Power Integrations, Inc.	66,304
9,000	[2]	Powerwave Technologies, Inc.	60,930
3,642	[2]	Presstek, Inc.	38,787
5,200	[2]	Procurenet, Inc.	0
3,314	[2]	Progress Software Corp.	67,937
16,678	[2]	Proxim, Inc., Class A	23,349
700	[2]	QAD, Inc.	7,707
500	[2]	Quality Systems, Inc.	21,500
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
14,900	[2]	Quantum Corp. - DLT & Storage Systems	$46,637
4,100	[2]	Quest Software, Inc.	46,125
6,371	[2]	REMEC, Inc.	40,074
19,600	[2]	RF Micro Devices, Inc.	144,256
5,000	[2]	RSA Security, Inc.	80,100
2,249	[2]	RadiSys Corp.	41,989
1,752	[2]	Radiant Systems, Inc.	7,796
5,000	[2]	Raindance Communications, Inc.	10,950
2,660	[2]	Read-Rite Corp.	27
1,778	[2]	Register.Com, Inc.	9,868
779		Renaissance Learning, Inc.	17,605
1,156	[2]	Research Frontiers, Inc.	12,057
5,700	[2]	Retek, Inc.	39,786
700		Richardson Electronics Ltd.	7,707
1,000	[2]	Rofin-Sinar Technologies, Inc.	23,170
1,716	[2]	Rogers Corp.	102,445
3,200	[2]	Roxio, Inc.	12,480
1,578	[2]	Rudolph Technologies, Inc.	25,358
7,300	[2]	S1 Corp.	58,838
3,800	[2]	SAFLINK Corp.	9,766
1,496	[2]	SBS Technologies, Inc.	22,290
2,758	[2]	SERENA Software, Inc.	49,010
1,800	[2]	SM&A Corp.	14,490
1,316	[2]	SPSS, Inc.	18,714
800	[2]	SRA International, Inc.	30,016
1,650		SS&C Technologies, Inc.	38,099
12,600	[2]	Safeguard Scientifics, Inc.	32,760
2,020	[2]	Safenet, Inc.	43,430
1,425	[2]	Sanchez Computer Associates	8,996
9,900	[2]	Sapient Corp.	55,440
7,852	[2]	ScanSoft, Inc.	38,161
1,400	[2]	ScanSource, Inc.	77,322
2,503	[2]	SeaChange International, Inc.	29,085
3,352	[2]	Secure Computing Corp.	32,045
5,089	[2]	SeeBeyond Technology Corp.	19,440
1,743	[2]	Semitool, Inc.	19,156
7,500	[2]	Semtech Corp.	157,650
2,400	[2]	Sigma Designs, Inc.	13,920
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
27,394	[2]	Silicon Graphics, Inc.	$52,870
7,306	[2]	Silicon Image, Inc.	74,448
8,400	[2]	Silicon Storage Technology	111,300
600	[2]	Siliconix, Inc.	23,226
800	[2]	SimpleTech, Inc.	3,160
2,584	[2]	Sipex Corp.	14,522
19,000	[2]	Skyworks Solutions, Inc.	162,640
2,200	[2]	Sohu.com, Inc.	36,828
1,900	[2]	Sonic Solutions	34,219
5,464	[2]	Sonicwall, Inc.	39,122
25,200	[2]	Sonus Networks, Inc.	95,760
1,427		SpectraLink Corp.	17,980
1,022	[2]	Standard Microsystems Corp.	24,364
1,080		StarTek, Inc.	35,046
1,200	[2]	Stellent, Inc.	8,940
200	[2]	StorageNetworks, Inc.	0
1,350	[2]	Stratasys, Inc.	27,594
8,700	[2]	Stratex Networks, Inc.	28,449
4,500	[2]	Superconductor Technologies, Inc.	6,300
931	[2]	Supertex, Inc.	14,161
3,200	[2]	Support.com, Inc.	31,648
9,200	[2]	Sybase, Inc.	157,320
17,400	[2]	Sycamore Networks, Inc.	64,380
3,400	[2]	Sykes Enterprises, Inc.	18,598
5,800	[2]	Symmetricom, Inc.	46,458
1,500	[2]	Synaptics, Inc.	24,825
1,300	[2]	Synplicity, Inc.	9,230
565		Syntel, Inc.	11,323
500		Sypris Solutiions, Inc.	9,580
4,533	[2]	THQ, Inc.	84,042
1,700	[2]	TTM Technologies	18,887
5,279	[2]	Take-Two Interactive Software, Inc.	152,510
1,280		Talx Corp.	29,734
4,238	[2]	Technitrol, Inc.	90,142
5,400	[2]	Tekelec, Inc.	90,018
8,100	[2]	Terayon Communication Systems, Inc.	23,490
500	[2]	TheStreet.com, Inc.	1,990
2,213	[2]	Three-Five Systems, Inc.	11,264
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
8,800	[2]	Tibco Software, Inc.	$66,000
2,200	[2]	Tier Technologies, Inc., Class B	22,616
8,500	[2]	Titan Corp.	163,200
1,702	[2]	Tollgrade Communications, Inc.	20,730
3,341	[2]	Transaction Systems Architects, Inc., Class A	70,929
10,600	[2]	Transmeta Corp.	29,574
4,932	[2]	Trimble Navigation Ltd.	123,547
14,012	[2]	Triquint Semiconductor, Inc.	76,926
3,600	[2]	Turnstone Systems, Inc.	482
4,200	[2]	Tyler Technologies, Inc.	39,648
5,583	[2]	UNOVA, Inc.	97,703
1,187	[2]	Ulticom, Inc.	11,134
2,743	[2]	Ultratech Stepper, Inc.	44,190
5,500	[2]	United Online, Inc.	91,300
1,490	[2]	Universal Display Corp.	18,849
7,900	[2]	ValueClick, Inc.	81,844
3,346	[2]	Varian Semiconductor Equipment Associates, Inc.	108,946
3,560	[2]	Varian, Inc.	146,102
2,800	[2]	Vastera, Inc.	11,060
2,441	[2]	Veeco Instruments, Inc.	55,533
800	[2]	Verint Systems, Inc.	21,488
2,502	[2]	Verity, Inc.	31,025
9,500	[2]	Verso Technologies, Inc.	14,155
2,174	[2]	ViaSat, Inc.	47,785
22,200	[2]	Vignette Corp.	38,628
1,300	[2]	Virage Logic Corp.	10,257
21,800	[2]	Vitesse Semiconductor Corp.	93,304
1,950	[2]	Vitria Technology, Inc.	6,962
4,651	[2]	Watchguard Technologies, Inc.	32,371
2,900	[2]	WebEx Communications, Inc.	65,076
5,300	[2]	webMethods, Inc.	45,580
2,388	[2]	Websense, Inc.	70,446
5,600	[2]	Westell Technologies, Inc., Class A	40,981
2,800	[2]	White Electronic Designs Corp.	20,300
7,700	[2]	Wind River Systems, Inc.	72,072
1,080		Woodhead Industries, Inc.	15,930
2,106		X-Rite, Inc.	28,389
2,600	[2]	Xicor, Inc.	38,090
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
4,225	[2]	Zhone Technologies, Inc.	$14,281
4,493	[2]	Zoran Corp.	74,269
1,621	[2]	Zygo Corp.	17,863

		TOTAL	18,408,383

		Materials--5.0%
9,600	[2]	AK Steel Holding Corp.	45,120
1,966		AMCOL International Corp.	33,068
3,400		Albemarle Corp.	99,450
8,500		Allegheny Technologies, Inc.	86,870
700		Ameron, Inc.	20,965
2,093		Arch Chemicals, Inc.	61,137
5,500		Arch Coal, Inc.	168,355
2,155	[2]	Brush Engineered Materials, Inc.	34,868
2,790	[2]	Buckeye Technologies, Inc.	29,295
3,751		Calgon Carbon Corp.	22,544
2,465		Cambrex Corp.	60,935
3,153	[2]	Caraustar Industries, Inc.	39,885
2,157		Carpenter Technology Corp.	58,908
1,270	[2]	Century Aluminium Co.	25,146
1,529		Chesapeake Corp.	34,724
1,320	[2]	Cleveland Cliffs, Inc.	62,542
27,300	[2]	Coeur d'Alene Mines Corp.	126,399
2,606		Commercial Metals Corp.	68,277
12,054		Crompton Corp.	74,976
17,400	[2]	Crown Holdings, Inc.	146,856
1,192		Deltic Timber Corp.	40,540
2,098		Eagle Materials, Inc.	137,839
1,100	[2]	Ethyl Corp.	20,482
3,700	[2]	FMC Corp.	158,693
4,301		Ferro Corp.	111,353
3,036		Fuller (H.B.) Co.	83,186
3,083		Georgia Gulf Corp.	98,224
1,979		Gibraltar Steel Corp.	48,683
2,957		Glatfelter (P.H.) Co.	33,207
8,800	[2]	Grace (W.R.) & Co.	25,168
10,418	[2]	GrafTech International Ltd.	92,408
5,000		Great Lakes Chemical Corp.	125,600
1,384		Greif Brothers Corp., Class A	45,492
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
4,300	[2]	Headwaters, Inc.	$98,857
13,500	[2]	Hecla Mining Co.	77,355
9,500	[2]	Hercules, Inc.	105,545
13,100		IMC Global, Inc.	164,667
467		Kronos Worldwide, Inc.	14,519
1,200	[2]	Liquidmetal Technologies	3,108
5,420	[2]	Longview Fibre Co.	56,802
12,216		Louisiana-Pacific Corp.	288,175
2,872		MacDermid, Inc.	92,995
6,500		Massey Energy Co.	152,230
1,400	[2]	Material Sciences Corp.	13,580
8,516	[2]	Millennium Chemicals, Inc.	139,407
2,063		Minerals Technologies, Inc.	120,995
2,027		Myers Industries, Inc.	28,601
922		NL Industries, Inc.	11,995
1,900		NN, Inc.	21,698
3,400	[2]	OM Group, Inc.	86,530
1,100		Octel Corp.	25,630
6,123		Olin Corp.	105,744
3,468	[2]	Omnova Solutions, Inc.	16,473
9,642	[2]	Polyone Corp.	65,951
1,688		Pope & Talbot, Inc.	28,021
3,227		Potlatch Corp.	122,239
800		Quaker Chemical Corp.	20,208
1,758		Quanex Corp.	71,726
1,977	[2]	RTI International Metals	28,963
2,404		Rock-Tenn Co.	35,820
2,700		Royal Gold, Inc.	33,156
2,267		Ryerson Tull, Inc.	26,615
2,100		Schnitzer Steel Industries, Inc., Class A	55,167
3,859		Schulman (A.), Inc.	77,180
1,593		Schweitzer-Mauduit International, Inc.	49,367
4,863		Sensient Technologies Corp.	99,497
1,100	[2]	Silgan Holdings, Inc.	46,277
2,347		Spartech Corp.	53,535
4,556	[2]	Steel Dynamics, Inc.	109,663
530		Stepan, Co.	12,747
4,590	[2]	Stillwater Mining Co.	61,644
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
2,401	[2]	Symyx Technologies, Inc.	$61,466
2,506		Texas Industries, Inc.	84,477
8,683		USEC, Inc.	59,739
3,240		Valhi, Inc.	39,431
3,895		Wausau-Mosinee Paper Corp.	54,647
2,603		Wellman, Inc.	21,058
400	[2]	Westmoreland Coal Co.	7,812

		TOTAL	5,272,507

		Telecommunication Services--1.1%
2,900	[2]	AT Road, Inc.	24,418
3,800	[2]	Aether Systems, Inc.	14,896
2,300	[2]	Boston Communications Group, Inc.	24,748
1,840		CT Communications, Inc.	22,860
827	[2]	Centennial Cellular Corp., Class A	4,954
19,500	[2]	Cincinnati Bell, Inc.	77,025
3,002	[2]	Commonwealth Telephone Enterprises, Inc.	125,063
2,000		D & E Communications, Inc.	27,280
1,800	[2]	Dobson Communications Corp., Class A	6,444
1,500	[2]	EMS Technologies, Inc.	26,415
4,576	[2]	General Communications, Inc., Class A	40,726
1,357		Golden Telecom, Inc.	38,362
1,314		Hickory Tech Corp.	14,007
100	[2]	Hungarian Telephone & Cable Corp.	970
6,300	[2]	Infonet Services Corp., Class B	11,655
10,600	[2]	McLeodUSA, Inc., Class A	9,434
600	[2]	Metro One Telecommunications	1,056
5,100	[2]	NII Holdings, Inc.	178,500
1	[2]	Nextel Partners, Inc., Class A	13
1,629		North Pittsburgh Systems, Inc.	29,159
6,400	[2]	PTEK Holdings, Inc.	65,088
5,234	[2]	Price Communications Corp.	82,802
7,600	[2]	Primus Telecommunications Group, Inc.	42,332
3,700	[2]	SBA Communications, Corp.	14,800
600		Shenandoah Telecommunications Co.	16,350
1,500		SureWest Communications	38,625
2,666	[2]	TALK America Holdings, Inc.	23,781
5,000	[2]	Time Warner Telecom, Inc.	19,000
2,300	[2]	Triton PCS, Inc., Class A	11,523
Shares			Value
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
300		Warwick Valley Telephone Co.	$7,500
7,800	[2]	Western Wireless Corp., Class A	162,396
2,800	[2]	Wiltel Communications, Inc., Rights	0
3,000	[2]	Wireless Facilities, Inc.	28,770

		TOTAL	1,190,952

		Utilities--2.8%
14,700	[2]	Allegheny Energy, Inc.	202,566
1,579		American States Water Co.	36,554
18,599	[2]	Aquila, Inc.	79,046
6,509		Atmos Energy Corp.	160,382
5,185		Avista Corp.	87,627
4,300		Black Hills Corp.	131,537
1,804		CH Energy Group, Inc.	83,525
20,000	[2]	CMS Energy Corp.	166,200
1,627		California Water Service Group	46,402
1,752		Cascade Natural Gas Corp.	35,969
1,200		Central VT Public Service Corp.	24,180
400		Chesapeake Utilities Corp.	9,700
5,480		Cleco Corp.	98,366
850		Connecticut Water Service, Inc.	23,163
5,115	[2]	El Paso Electric Co.	72,377
2,961		Empire Distribution Electric Co.	61,618
4,168		Energen Corp.	172,347
500		EnergySouth, Inc.	19,110
4,600		Idacorp, Inc.	136,390
1,997		Laclede Group, Inc.	55,097
1,842		MGE Energy, Inc.	57,323
1,133		Middlesex Water Co.	23,782
3,035		NUI Corp.	50,563
3,221		New Jersey Resources Corp.	122,752
2,696		Northwest Natural Gas Co.	79,262
2,671		Otter Tail Power Co.	70,408
4,623		PNM Resources, Inc.	134,899
582		SJW Corp.	20,166
3,307		Semco Energy, Inc.	17,825
12,366	[2]	Sierra Pacific Resources	87,551
1,282		South Jersey Industries, Inc.	52,870
6,694	[2]	Southern Union Co.	131,604
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
3,178		Southwest Gas Corp.	$72,458
2,333		Southwest Water Co.	30,749
1,865		UIL Holdings Corp.	84,242
4,006		UniSource Energy Corp.	97,867
6,900		Westar Energy, Inc.	140,829

		TOTAL	2,977,306

		TOTAL COMMON STOCKS (IDENTIFIED COST $73,106,525)	100,987,366

		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc., Pfd. (identified cost $28,732)	0

		CORPORATE BONDS--0.0%
		Industrials--0.0%
$272		TIMCO Aviation Services, Sub. Note, 8.00%, 1/2/2007 (identified cost $0)	15

		U.S. TREASURY--1.0%
1,020,000	[3]	United States Treasury Bill, 7/15/2004 (identified cost $1,018,024)	1,018,256

		MUTUAL FUND--0.0%
900		Gladstone Capital Corp. (identified cost $16,245)	18,441

		REPURCHASE AGREEMENT--4.8%
$5,087,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, Montgomery Division dated 4/30/2004, to be repurchased at $5,087,449 on 5/3/2004 collateralized by U.S. Government Agencies with various maturities to 2/1/2034 (at amortized cost)	5,087,000

		TOTAL INVESTMENTS--101.6% (IDENTIFIED COST $79,256,526)[4]	107,111,078

		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(1,675,310)

		TOTAL NET ASSETS--100%	$105,435,768

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $5,878,440 at April 30, 2004, which represents 5.6% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 101.4%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $79,256,526.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $79,256,526)		$107,111,078
Income receivable		50,675
Receivable for investments sold		96,106
Receivable for shares sold		264,445

TOTAL ASSETS		107,522,304

Liabilities:
Payable for investments purchased	$215
Payable for shares redeemed	1,944,492
Payable for daily variation margin	61,950
Payable to bank	4,596
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	13,892
Payable for Directors'/Trustees' fees	94
Payable for distribution service fee (Note 5)	6,390
Payable for shareholder services fee (Note 5)	12,234
Accrued expenses	42,673

TOTAL LIABILITIES		2,086,536

Net assets for 7,866,700 shares outstanding		$105,435,768

Net Assets Consist of:
Paid in capital		$92,715,406
Net unrealized appreciation of investments and futures contracts		27,610,736
Accumulated net realized loss on investments and futures contracts		(14,858,819)
Distributions in excess of net investment income		(31,555)

TOTAL NET ASSETS		$105,435,768

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($95,481,460 ÷ 7,111,337 shares outstanding)		$13.43

Class C Shares:
Net asset value per share ($9,954,308 ÷ 755,363 shares outstanding)		$13.18

Offering price per share (100/99.00 of $13.18)[1]		$13.31

Redemption proceeds per share (99.00/100 of $13.18)[1]		$13.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $8,641 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $217)			$519,783
Interest			24,862

TOTAL INCOME			544,645

Expenses:
Management fee (Note 5)		$268,501
Custodian fees		24,160
Transfer and dividend disbursing agent fees and expenses (Note 5)		44,612
Directors'/Trustees' fees		1,769
Auditing fees		7,217
Legal fees		3,569
Portfolio accounting fees (Note 5)		58,828
Distribution services fee--Class C Shares (Note 5)		35,885
Shareholder services fee--Institutional Shares (Note 5)		122,289
Shareholder services fee--Class C Shares (Note 5)		11,962
Share registration costs		17,526
Printing and postage		40,571
Insurance premiums		742
Miscellaneous		14,585

TOTAL EXPENSES		652,216

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(54,879)
Waiver of transfer and dividend disbursing agent fees and expenses	(338)
Waiver of shareholder services fee--Institutional Shares	(63,590)

TOTAL WAIVERS AND REIMBURSEMENT		(118,807)

Net expenses			533,409

Net investment income			11,236

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			598,772
Net realized gain on futures contracts			1,152,146
Net change in unrealized appreciation of investments and futures contracts			4,375,250

Net realized and unrealized gain on investments and futures contracts			6,126,168

Change in net assets resulting from operations			$6,137,404

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,236	$273,397
Net realized gain (loss) on investments and futures contracts	1,750,918	(5,422)
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,375,250	29,140,441

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,137,404	29,408,416

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(43,776)	(305,638)

Share Transactions:
Proceeds from sale of shares	28,370,694	61,110,038
Net asset value of shares issued to shareholders in payment of distributions declared	34,796	237,530
Cost of shares redeemed	(27,490,869)	(58,820,244)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	914,621	2,527,324

Change in net assets	7,008,249	31,630,102

Net Assets:
Beginning of period	98,427,519	66,797,417

End of period (including undistributed (distributions in excess of) net investment income of $(31,555) and $985, respectively)	$105,435,768	$98,427,519

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Future Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2004, the Fund had realized gains on futures contracts of $1,152,146.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contract to Receive	Position	Unrealized Depreciation
June 2004	21 Russell 2000 Index Futures	Long	$(243,816)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,914,403	$25,994,487	5,635,137	$58,946,656
Shares issued to shareholders in payment of distributions declared	2,630	34,796	24,716	237,530
Shares redeemed	(1,900,657)	(25,956,229)	(5,436,849)	(57,638,908)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,376	$73,054	223,004	$1,545,278

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	176,504	$2,376,207	214,095	$2,163,382
Shares redeemed	(114,261)	(1,534,640)	(120,311)	(1,181,336)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	62,243	$841,567	93,784	$982,046

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	78,619	$914,621	316,788	$2,527,324

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $79,256,526. The net unrealized appreciation of investments for federal tax purposes was $27,854,552. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,272,314 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,417,762.

At October 31, 2003, the Fund had a capital loss carryforward of $11,454,864, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,591,631

2010	$ 8,627,505

2011	$ 1,235,728

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.50% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's Manager was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $146,646 and $66,976, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Manager or an affiliate of the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $8,641 for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $1,158 in contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,031, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$5,721,013

Sales	$1,076,770

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

3052012 (6/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        June 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004